As filed with the Securities and Exchange Commission on June 2, 2005

                                            Registration No. 333- ______________

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         |_| PRE-EFFECTIVE AMENDMENT NO.

                         |_| POST-EFFECTIVE AMENDMENT NO.

                               CLIPPER FUNDS TRUST
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

             9601 Wilshire Blvd., Suite 800, Beverly Hills, CA 90210
             -------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 776-5033
                                 --------------
                         (Registrant's Telephone Number)

                                 James H. Gipson
                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                                 with copies to:
                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing shall become effective on July 2, 2005, pursuant to Rule 488 under the Securities Act of 1933, as amended.

         No filing fee is due because the Registrant will be deemed to have registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, upon the effective date of the Registrant's registration statement on Form N-1A.

                               CLIPPER FUND, INC.
                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210

                                  [ ] __, 2005

Dear Shareholder:

         I am writing to ask for your vote on an important matter concerning your investment in Clipper Fund, Inc. (the "Fund").

         The Fund is a California corporation. To improve the Fund's administration, the Directors of the Fund are recommending the reorganization (the "Reorganization") of the Fund into the newly organized "Clipper Fund" series (the "New Fund") of Clipper Funds Trust, a Delaware statutory trust (the "Trust").

         The Fund will hold a special meeting of shareholders on [ ], 2005 at [ ] a.m./p.m., Eastern Standard Time, at the offices of State Street Bank & Trust Company, 225 Franklin Street, __ Floor, Boston, Massachusetts 02111. At the meeting, you will be asked to approve an Agreement and Plan of Reorganization and Termination with respect to the Fund (the "Reorganization Agreement") which provides for the Reorganization.

         The enclosed joint proxy statement and prospectus contains information about the Reorganization. If shareholders of the Fund approve the Fund's reorganization, you will receive shares of the New Fund equal in value to the value of the Fund shares you own. As a result you will become a shareholder of the New Fund rather than the Fund.

         THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE REORGANIZATION AGREEMENT.

         The Directors believe that reorganizing the Fund into the New Fund will improve the Fund's administration. The operations of the New Fund will not differ substantially from the Fund's current operations. In particular:

                  o The Fund's investment objective and policies will stay the same. The New Fund's investment objectives and principal investment strategies will be identical to those of the Fund, and the New Fund's principal investment restrictions will be substantially similar to those of the Fund. The New Fund has been specifically created for the purpose of the Reorganization.

                  o The Fund's investment adviser and advisory fee will stay the same. Pacific Financial Research, Inc. will manage the New Fund for the same advisory fee as it manages the Fund.

                  o The Reorganization will have no federal income tax consequences. For Federal income tax purposes, the Reorganization is intended to be a tax-free transaction for the Fund and its shareholders.

                  o The Fund's shareholder services will not change. The shareholder services currently available to you as a shareholder of the Fund will continue to be available to you as a shareholder of the New Fund.

         The formal Notice of the Annual Meeting, the combined proxy statement and prospectus for the Annual Meeting, and a proxy card are enclosed. The Reorganization and the reasons for the Board of Directors' unanimous recommendation are discussed in greater detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact the Fund at [ ].

         Your continued interest in the Fund is gratefully acknowledged. Whether or not you expect to attend the Meeting, it is important that your shares be represented. Therefore, I urge you to vote FOR the Reorganization.

                                   Sincerely,



                                   James H. Gipson
                                   President

                               QUESTIONS & ANSWERS
                          REGARDING THE REORGANIZATION

         While   we    recommend    that   you   read   the    complete    Proxy
Statement/Prospectus, for your convenience we have provided answers to some anticipated questions and a brief summary of the issues to be voted on.

Q. Why am I receiving the proxy statement/prospectus?

A. The shareholders of the Fund are being asked to approve a proposal for the Reorganization of the Fund into the recently organized New Fund. The Reorganization is explained in detail in the combined Proxy Statement/Prospectus.

Q. Why are the Directors of the Fund recommending the reorganization of the Fund into the New Fund?

A. The Board of Directors determined that the Reorganization will improve the Fund's administration and is in the best interests of the shareholders of the Fund. In approving the Reorganization, the Board of Directors considered that:

         o The Fund's investment adviser, Pacific Financial Research, Inc. ("PFR"), has indicated that it wishes to offer one or more  additional  mutual  fund  investment  portfolios  in the future. In such circumstances, California corporate law does not explicitly protect the shareholders of one portfolio from the liabilities of the other portfolios. Delaware law explicitly permits such a limitation. The Board believes that establishing the Trust and reorganizing the Fund as a series of the Trust would provide additional operating efficiencies for Fund shareholders.

         o For reasons such as those, few mutual funds are organized as California corporations. Further, in recent years many mutual funds organized as corporations under the laws of other states have reorganized as Delaware statutory trusts. PFR has informed the Fund Board that it believes that the proposed Delaware statutory trust form provides the most flexible and cost-efficient method of operating the Fund in the future for the benefit of Fund shareholders.

         o Shareholders of the New Fund will have the right to exchange shares for other funds that are series of the Trust; currently no such exchange privileges exist.

         o The New Fund will have the same investment objective as the Fund and substantially similar principal investment strategies and risks as the Fund.

         o PFR, the investment adviser to the Fund, will also serve as the investment adviser to the New Fund, on substantially similar terms and conditions and for the same fee.

         o        The   shareholder   services  and   privileges   available  to
                  shareholders of the New Fund will be substantially the same as those available to shareholders of the Fund.

         o        For  Federal  income  tax  purposes,   the  Reorganization  is
                  intended to be a tax-free transaction for the Fund and its shareholders.

Q  How will the Fund be reorganized?

A. The proposed Reorganization Agreement for the Fund, approved by its Board of Directors, contemplates the reorganization of the Fund into the recently organized New Fund, which has an identical investment objective and substantially similar principal strategies and risks as the Fund. As a result of the Reorganization, the assets and liabilities of the Fund will be transferred to the New Fund, and the shareholders of the Fund will become shareholders of the New Fund.

Q. What is the anticipated timing of the Reorganization?

A. The meeting of shareholders to consider the proposal is scheduled to occur on [ ], 2005. If all necessary approvals are obtained, the proposed Reorganization will likely occur on or about [ ].

Q. Do I need to turn in my share certificates in connection with the Reorganization?

A. No. Shareholders of the Fund holding certificates representing their shares will not be required to surrender their certificates to anyone in connection with the Reorganization. However, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of the New Fund which they receive as part of the Reorganization.

Q. Who will receive the proxy statement/prospectus?

A. The Proxy Statement/Prospectus will be mailed to all persons and entities that held shares of record in the Fund on or about the "record date," [__, 2005].

Q. How do the Directors of the Fund suggest that I vote?

A. After careful consideration of the proposed Reorganization, the Directors of the Fund unanimously recommend that you vote "FOR" the Plan.

Q. Who is paying the expenses related to the proxy and shareholder meetings?

A. The Fund will pay the expenses related to the proposed Reorganization.

Q. Will my vote make a difference?

A. Yes. Your vote is needed to ensure that the Reorganization can be acted upon. Your immediate response to the enclosed proxy card(s) will help save the expenses of any further solicitations for a shareholder vote.

Q. How can I vote my shares?

A. You may vote by proxy in any of the following ways:

1. INTERNET - You can vote online at www._______.com. The required control number is printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

2. TELEPHONE - To vote by phone, please call toll-free___________. The required control number is printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

3. BY MAIL - If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card and return it in the postage-paid envelope provided, which needs no postage if mailed within the United States.

4. IN PERSON - You may also vote your shares by attending the Annual Meeting of shareholders and voting your shares in person at the meeting.

Q. Who can I call if I have questions?

A. We will be happy to answer your questions about the proxy solicitation. Simply call us at ____________ between ____ a.m. and ____ p.m. Pacific Standard time, Monday through Friday.

                               CLIPPER FUND, INC.

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                            To Be Held on _____, 2005


To the shareholders of Clipper Fund, Inc.

         NOTICE IS HEREBY GIVEN that the Annual Meeting of Shareholders of Clipper Fund, Inc. (the "Fund") will be held at the offices of State Street Bank & Trust Company, 225 Franklin Street, __ Floor, Boston, Massachusetts 02111 [on [ ] __, 2005], for the following purposes:

         1._______To consider and vote on approval of an Agreement and Plan of Reorganization and Termination providing for the acquisition of all of the assets of the Fund by the Clipper Fund series (the "New Fund") of Clipper Funds Trust in exchange for shares of the New Fund and assumption of the liabilities of the Fund by the New Fund, and for the distribution of such shares to shareholders of the Fund in liquidation of the Fund.

         2._______To transact such other business as may properly come before the meeting or any adjournment or adjournments thereof.

         The  proposed   Reorganization  is  described  in  the  attached  Proxy
Statement/Prospectus. YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" THE REORGANIZATION.

         The Board of Directors has fixed the close of business on [ ] __, 2005, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the meeting.

                                    By Order of the Board of Directors



                                    Michael Kromm
                                    Secretary

PLEASE PROMPTLY MARK, DATE, SIGN AND RETURN THE ACCOMPANYING PROXY CARD OR VOTE ON-LINE OR BY TELEPHONE. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS VITAL TO ENSURE A QUORUM AT THE SPECIAL MEETING AND AVOID ADDED SOLICITATION COSTS. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE ANNUAL MEETING AND VOTING IN PERSON.

                    PROSPECTUS/PROXY STATEMENT DATED __, 2005

                          Acquisition of the Assets of

                               CLIPPER FUND, INC.

                             By and in Exchange for
                                    Shares of

                               CLIPPER FUNDS TRUST

                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
                                 (800) 776-5033

         This Prospectus/Proxy Statement is being furnished to shareholders of Clipper Fund, Inc. (the "Fund") in connection with a proposed Agreement and Plan of Reorganization and Termination (the "Reorganization Plan") of the Fund. The Reorganization Plan is being submitted to shareholders of the Fund for consideration at an annual meeting of shareholders to be held at the offices of State Street Bank & Trust Company, 225 Franklin Street, __ Floor, Boston,
Massachusetts 02111 on [ ] __, 2005 (the "Meeting"). A copy of the Reorganization Plan accompanies this Prospectus/Proxy Statement as Appendix A.

         The Reorganization Plan provides for the acquisition of all of the assets of the Fund by Clipper Fund (the "the New Fund"), a series of Clipper Funds Trust (the "Trust"), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Fund. Following this acquisition, the Fund will be terminated and shares of the New Fund will be distributed to shareholders of the Fund (these transactions are collectively referred to as the "Reorganization"). As a result of the proposed Reorganization, each shareholder of the Fund will receive shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund.

         This transaction is being structured as a tax-free reorganization. See "Information About the Reorganization - Federal Income Tax Consequences" in the Prospectus/Proxy Statement. Shareholders should consult their tax advisers to determine the actual impact of the Reorganization on them in light of their individual tax circumstances. The Board of Directors of the Fund has determined that the Reorganization is in the best interests of the Fund. THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE FUND APPROVE THE REORGANIZATION AGREEMENT.

         The New Fund is a newly organized series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Fund is a California corporation registered with the SEC as an open-end management investment company. The investment objective of both the New Fund and the Fund is long-term capital growth and capital preservation. The New Fund and the Fund seek to achieve this objective by investing primarily in securities of U.S. issuers that, in the opinion of their investment adviser Pacific Financial Research, Inc. (the "Adviser" or "PFR"), are priced significantly below their intrinsic value and offer the prospect of long-term capital growth. The investment objectives and policies of the Fund and the New Fund are generally similar; however, their investment policies differ in some respects as described under "Comparison of the Fund and the New Fund -
Investment Objectives, Principal Strategies and Principal Risks" in this Prospectus/Proxy Statement.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. A Statement of Additional Information dated [ ] __, 2005, relating to this Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by calling or writing to the Fund at the telephone number or address listed for the Fund on the cover page of this Prospectus/Proxy Statement.

         AN INVESTMENT IN THE NEW FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE NEW FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

SUMMARY........................................................................5

         About the Reorganization..............................................5
         Federal Income Tax Consequences.......................................5
         Board Considerations..................................................5

COMPARISON OF THE FUND AND THE NEW FUND........................................7

         General Information...................................................7
         Investment Objective..................................................7
         Principal Investment Strategies.......................................7
         Principal Risks.......................................................8
         Reducing Risk.........................................................9
         Investment Limitations...............................................10
         Performance Information..............................................14
         Fees and Expenses....................................................15
         Cost Example.........................................................16
         Pro Forma Capitalization.............................................17
         Financial Highlights.................................................17
         Management...........................................................17
         Investment Advisory Services and Investment Advisory Agreement.......18
         Portfolio Managers of the Fund.......................................19
         Other Service Providers..............................................20
         Purchases of Shares..................................................21
         Exchanges of Shares..................................................21
         Dividends and Other Distributions....................................21
         Redemption of Shares.................................................21
         How a Delaware Statutory Trust Compares to a California Corporation..22

INFORMATION ABOUT THE REORGANIZATION..........................................24

         Description of the Agreement and Plan of Reorganization and
           Termination........................................................24
         Federal Income Tax Consequences......................................26
         Board Considerations.................................................27

INFORMATION RELATING TO VOTING MATTERS........................................28

         General Information..................................................28
         Shareholder Approval.................................................28
         Control Persons......................................................29
         Quorum; Adjournment..................................................29
         Description of the Securities to be Issued...........................29

ADDITIONAL INFORMATION........................................................30

         Legal Matters........................................................30
         Experts..............................................................30
         Other Business.......................................................31

         Shareholder Inquiries................................................31

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION.....A-1

APPENDIX B: NEW FUND INVESTMENT RESTRICTIONS  SIMILAR TO THOSE OF THE FUND...B-1

                                     SUMMARY

         The following is a summary of certain information relating to the Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the attached appendices.

About the Reorganization

         The Board of Directors of the Fund (the "Fund Board") and the Board of Trustees of the Trust (the "Trust Board"), including in each case all the directors and trustees who are not "interested persons" of the Fund or Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), propose that the Fund reorganize into the New Fund and that the Fund's shareholders become shareholders of the New Fund.

         The Reorganization will have three steps:

                  First, if the shareholders of the Fund approve the Reorganization Plan, the Fund will transfer all of its assets to the New Fund. In exchange, the Fund will receive shares of the New Fund equal in number and net asset value to the Fund's shares calculated as of the close of business on the date the Reorganization is effected (the "Closing Date"). The New Fund will assume all of the Fund's liabilities.

                  Second, the New Fund, through its transfer agent, will open an account for each shareholder of the Fund and will credit each such account with shares of the New Fund equal in number and net asset value to the Fund shares that the shareholder owned on the Closing Date.

                  The Fund will subsequently dissolve.

         Approval of the Reorganization Plan will constitute approval of the transfer of assets, assumption of liabilities, distribution of shares and dissolution of the Fund as described above.

         No sales charge or fee of any kind will be charged to the Fund's shareholders in connection with the Reorganization. Completion of the Reorganization is subject to a number of conditions. In addition, the Fund Board may abandon the Reorganization at any time before it is completed, if the Fund Board believes that proceeding with the Reorganization is not in the best interests of the Fund and its shareholders.

Federal Income Tax Consequences

         Neither the Fund, the Fund's shareholders, nor the New Fund will recognize any gain or loss for federal income tax purposes as a result of the Reorganization. See "Information About the Reorganization - Federal Income Tax Consequences" in this Prospectus/Proxy Statement.

Board Considerations

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, each of the Fund Board and the Trust Board has determined that the Reorganization is in the best interests of shareholders of the Fund and the New Fund, respectively, and the Fund Board also has determined that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. See "Information About the Reorganization - Board Considerations" in this Prospectus/Proxy Statement.

         The primary reason for the Reorganization is to change the structure of the Fund from a California corporation to a series of a Delaware statutory trust. The key factors considered by the Fund Board were as follows:

                  Delaware law contains provisions specifically designed for mutual funds which take into account their unique structure and operations. Under Delaware law, funds are able to simplify their operations by reducing administrative burdens, without sacrificing the federal or state advantages of a mutual fund. Delaware law allows greater flexibility in drafting a fund's governing documents, which can result in greater efficiencies of operation and savings for a fund and its shareholders. For example, a fund organized as a Delaware statutory trust can structure its governing documents to enable it to more easily obtain desired board or shareholder approvals, and can potentially accomplish certain actions, such as fund reorganizations or liquidations, without first seeking shareholder approval. Furthermore, there is a well-established body of corporate legal precedent that may be relevant in deciding issues pertaining to Delaware statutory trusts. This could benefit the Trust by, for example, making litigation involving the interpretation of provisions in the Trust's governing documents less likely or, if litigation should be initiated, less burdensome or expensive.

                  The Fund's investment adviser, PFR, has indicated that it wishes to offer one or more additional mutual fund investment portfolios in the future. Under California law, the Fund is permitted to offer more than one investment portfolio; however, California law does not explicitly provide that the shareholders of one investment portfolio will not be burdened by the liabilities of another investment portfolio. Delaware law recognizes that funds may operate in series with separate assets and liabilities.

                  For reasons such as those described above, few mutual funds are organized as California corporations. Further, in recent years many mutual funds organized as corporations under the laws of other states have reorganized as Delaware statutory trusts. PFR has informed the Fund Board that it believes that the proposed Delaware statutory trust form provides the most flexible and cost-efficient method of operating the Fund in the future for the benefit of Fund shareholders.

                  With a few exceptions discussed below, the investment objective, policies and restrictions of the New Fund will be identical to those of the Fund, and the New Fund will be managed by the same personnel and in accordance with the same investment strategies and techniques used to manage the Fund prior to the Reorganization. Furthermore, the other services and privileges available to the shareholders of the New Fund will be substantially the same as those available to Fund shareholders. The New Fund's purchase and redemption procedures will be substantially similar to those of the Fund. While shares of the Fund may not be exchanged for shares of any other fund, shares of the New Fund may be exchanged for shares of other series of the Trust that may be created from time to time.

                  Although the Fund will pay the expenses of the Reorganization, including expenses associated with the solicitation of proxies (approximately $________), most of these are costs of the Fund's annual meeting, which in accordance with the Fund's by-laws and past practice would have been held even if the Reorganization had not been proposed. Furthermore, the Reorganization will not have adverse tax consequences to Fund shareholders.

                     COMPARISON OF THE FUND AND THE NEW FUND

General Information

         The New Fund is being created to acquire the assets, assume the liabilities, and continue the business of the Fund. Therefore the investment objective of the New Fund is identical to that of the Fund, and the investment strategies and risks of the New Fund are substantially similar to those of the Fund except as noted below. The investment objective may not be changed without shareholder approval.

         While the principal investment strategies and risks of the Fund and the New Fund are substantially similar, some of the investment limitations of the New Fund differ from those of the Fund. The following discussion includes a description of the principal investment strategies and risks of the Fund and the New Fund as well as other comparative information about the Fund and the New Fund. You will find additional descriptions of these matters in the prospectuses for the Fund and the New Fund.

Investment Objective

         Both the Fund and the New Fund seek long-term capital growth and capital preservation.

Principal Investment Strategies

         Value Investing. The Fund and the New Fund invest primarily in common stocks of large U.S. companies (generally, companies with market capitalizations of $5 billion or more at the time of initial purchase) that are trading significantly below the Adviser's estimate of their intrinsic values. Through its research, the Adviser identifies securities that it believes will outperform the S&P 500 Index over a three to five year time frame. The S&P 500 Index is a widely recognized barometer of U.S. stock market performance that is dominated by the securities of large U.S. companies. The Adviser looks for common stocks that it believes will have future financial results that are not reflected in their current market prices. The Adviser's investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors. The Adviser believes that the stock market will ultimately adjust to reflect the Adviser's estimate of the intrinsic values of these companies.

         Non-diversification. The Adviser believes that concentrating the Fund's portfolio in a select, limited number of securities allows the Adviser's "best ideas" to have a meaningful impact on the Fund's performance, and the New Fund will continue to reflect the same philosophy. The Fund generally contains between 15 and 35 securities rather than hundreds; however, it may contain fewer than 15 securities or more than 35 securities if considered prudent by the Adviser.

         Each of the Fund and the New Fund is classified as a "non-diversified" fund under the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than "diversified" investment companies. A diversified investment company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer.

         The New Fund will not comply with the 1940 Act's diversification test. However, the New Fund will comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended in order to continue the Fund's "pass-through" tax treatment. Subchapter M requires that (i) not more than 25% of the total value of the New Fund's assets may be invested in securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) or of any two or more issuers controlled by the New Fund which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar, or related trades or businesses, and (ii) with respect to 50% of the total value of the New Fund's assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). By qualifying as a "regulated investment company" under Subchapter M, the Fund has not been, and the New Fund will not be, subject to Federal income taxes to the extent that it distributes its net investment income and realized net capital gains.

         Cash Positions. If the Adviser is unable to find investments it believes are selling at a discount to their intrinsic value, then, consistent with the Fund's and the New Fund's objective of capital preservation, a significant portion of the Fund's and the New Fund's assets may be invested in cash or cash equivalents. In other words, neither the Fund nor the New Fund will always stay fully invested in stocks or bonds.

         Fixed Income Investments. During periods when the Adviser is unable to find stocks that meet its investment criteria, the Adviser may invest some or all of the Fund's and the New Fund's cash position in fixed income securities. These fixed income securities may range in maturity from very short term (12 months or less) to much longer term (30 years or more).

Principal Risks

         Although the Fund and the New Fund will make every effort to achieve their investment objective, there is no guarantee that they will do so. The principal risks of investing in the Fund and the New Fund are the same, as follows.

         Market Risk. Each of the Fund and the New Fund invests in common stocks. Stock prices may decline significantly over short or extended periods of time in response to company, market, or economic news. Price changes may affect markets worldwide, or only foreign or domestic markets, or only certain securities such as value stocks, or only a particular company, industry, or sector of the market.

         Industry Risk. Each of the Fund and the New Fund is subject to industry risk, which is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each of the Fund and the New Fund may at times have significant exposure to companies in a single industry.

         Risk of Value Investing. Each of the Fund and the New Fund is subject to the risks associated with value investing. Value stocks can remain undervalued for years and may never reach what the Adviser believes are their full intrinsic values, or -- as with any security -- may decline in value. In addition, value stocks may fall out of favor with investors and may underperform growth stocks during some periods.

         Non-Diversification Risk. While the Fund's and the New Fund's strategy of concentrating investments in a limited number of securities has the potential to generate attractive returns over time, this may increase the volatility of their investment performance as compared to funds that invest in a larger number of securities. If the securities in which either the Fund or the New Fund invests perform poorly, it could incur greater losses than if it had invested in a larger number of securities.

         Non-Equity Risk. When the Fund or the New Fund's investments in cash or other non-equity securities increase, it may not participate in market advances or declines to the same extent that it would if it remained more fully invested in stocks.

         Fixed Income Risk. Fixed income securities are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. The Fund or the New Fund could lose money if the issuers cannot meet their financial obligations or go bankrupt.

Reducing Risk

         PFR attempts to reduce risk principally through diligent research into the operational and financial risks of the companies issuing the stock held by the Fund or the New Fund. PFR requires a significant discount from its estimate of intrinsic value before purchasing a stock to achieve a margin of safety, and employs significant positions in cash and/or fixed income securities when stocks appear to be overvalued. There is no assurance these attempts to reduce risk to the Fund's or the New Fund's portfolio will be successful.

Investment Limitations

         Each of the Fund and the New Fund is subject to fundamental and non-fundamental investment limitations. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of the Fund or the New Fund, as applicable. However, non-fundamental restrictions may be changed by the Fund's Board of Directors or the New Fund's Board of Trustees, as applicable, without shareholder approval, if the relevant Board determines that the Fund's or the New Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment restriction. Any policy that is not specified in the Fund's or the New Fund's Prospectus or SAI as being fundamental is non-fundamental.

         The Fund's Board of Directors believes that in some cases the Fund's investment restrictions are more prohibitive than the rules and regulations under the 1940 Act and applicable guidance by the SEC and its staff otherwise require, limiting investment strategies and resulting in operating inefficiencies and costs. Many of the Fund's current fundamental investment restrictions can be traced back to federal or state securities law requirements that were in effect when the Fund was organized in 1983. These limitations have subsequently been made less restrictive or are no longer applicable to the Fund. For example, the National Securities Markets Improvement Act of 1996 ("NSMIA") preempted many investment restrictions formerly imposed by state securities laws and regulations, so those state requirements no longer apply. As a result, the Fund's current restrictions unnecessarily limit the investment strategies available to the Adviser in managing the Fund's assets.

         The investment strategies of the New Fund are designed to provide the New Fund with the maximum investment flexibility under current law. While the New Fund provides PFR with greater flexibility in managing the New Fund's portfolio, the New Fund will be managed subject to the limitations imposed by the 1940 Act and SEC rules and interpretive guidance as well as the investment objectives, strategies, and policies in the New Fund's prospectus. PFR does not presently intend to alter the way in which it manages the Fund as a result of the Reorganization, nor does it believe that the proposed changes will, either individually or in the aggregate, materially affect the investment risk associated with the New Fund.

         Certain of the New Fund's investment limitations are substantially similar to those of the Fund. These restrictions are described in Appendix B. The investment limitations of the New Fund which differ from those of the Fund are described below.

         Different Fundamental Policies

         The following fundamental policies of the New Fund differ from those of the Fund and reflect current rules and regulations under the 1940 Act:

------------------------------------------------------------ ---------------------------------------------------------
         Clipper Fund series of Clipper Funds Trust                              Clipper Fund, Inc.
                       (the New Fund)                                                (the Fund)
------------------------------------------------------------ ---------------------------------------------------------
The New Fund may not:                                        The Fund may not:
------------------------------------------------------------ ---------------------------------------------------------

      o  Make loans to other persons, except that                  o  Make loans, except that the Fund may
         the Fund may lend                                            purchase issues of (i) publicly
         portfolio securities toor enter into                         distributed bonds, debentures or other
         repurchase agreements with certain                           debt securities or (ii) privately sold
         brokers, dealers and financial                               bonds, debentures or other debt
         institutions aggregating up to 33                            securities
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
         1/3% of the current value of the Fund's total                immediately convertible into equity securities,
         assets.                                                      provided that such purchases of privately sold
                                                                      debt securities do not to exceed 5% of the
                                                                      Fund's total assets.
------------------------------------------------------------ ---------------------------------------------------------
      o  Borrow money or issue senior securities as                o  Borrow money from banks except for
         defined in the 1940 Act, except (a) with                     temporary or emergency  purposes (i.e.,
         regard to senior securities, as permitted                    not for leverage), including the meeting
         pursuant to an order or a rule issued by                     of redemption requests that might
         the Securities and Exchange Commission,                      otherwise require the untimely
         (b) that the Fund may borrow from banks up                   disposition of securities, in an
         to 15% of the current value of its net                       aggregate amount not exceeding 5% of the
         assets for temporary purposes only in order                  value of the Fund's total assets at the
         to meet redemptions, and these borrowings                    time any such borrowing is made.
         may be secured by the pledge of up to 15%
         of the current value of its net assets (but
         investments may not be purchased while any
         such outstanding borrowing in excess of 5%
         of its net assets exists), and (c) the Fund
         may enter into reverse repurchase
         agreements.
------------------------------------------------------------ ---------------------------------------------------------

         The New Fund is not subject to the following fundamental investment policies of the Fund:

         (a) The Fund may not invest more than 25% of its total assets in the securities of issuers in any one industry.

         Because the Adviser believes that concentrating the New Fund's portfolio in a select, limited number of securities allows the Adviser's "best ideas" to have a meaningful impact on the New Fund's performance, and like the Fund the New Fund will generally have between 15 and 35 securities in its portfolio, the New Fund believes that restricting the Adviser's investment in any one industry may unnecessarily hamper its ability to purchase securities which it believes will add value to the New Fund. Although the New Fund is not subject to this restriction and it will not be classified as a "diversified" fund under the 1940 Act, it intends to continue to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. More information regarding classification as "non-diversified" investment companies under the 1940 Act and as investment companies under the Internal Revenue Code is provided above under the heading Principal Investment Strategies - Non-Diversification.

         (b) The Fund may not invest more than 10% of its total assets in securities of "special situation" companies. A special situation company is one which has experienced an event such as a liquidation, reorganization, recapitalization or merger; material litigation; a technological breakthrough; or new management or adoption of new management policies -- but that the Adviser believes will appreciate in value.

         The Adviser looks for common stocks that it believes will have future financial results that are not reflected in current market prices. Its investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors. Companies can become "out of favor" for many reasons, including special situations, as defined in this restriction. The Adviser attempts to identify companies that are "out of favor" for reasons the Adviser believes are temporary in nature or that will result in less impairment of the company's business value than other investors expect, and whose stock prices will ultimately adjust to reflect the Adviser's estimate of the intrinsic values of these companies. The New Fund believes that restricting the Adviser's investment in special situations may unnecessarily hamper its ability to purchase securities which it believes will add value to the New Fund.

          (c) The Fund may not invest in securities of any company with a record of less than three years' continuous operation (including that of predecessors) if, as a result more than 25% of the Fund's total assets would be invested in such securities.

         This restriction is not required by the 1940 Act, and was originally adopted in response to state law restrictions or interpretations that no longer apply to investment companies. The New Fund is not subject to this restriction, as the Adviser may find relatively new enterprises with investment potential.

          (d)     The Fund may not sell securities short.

         The Adviser has no current intention of making short sales of securities on behalf of the New Fund. However, if the Adviser decides to do so in the future, the New Fund's registration statement will be amended to incorporate appropriate disclosure of the risks involved in such transactions.

         (e)      The Fund may not purchase or sell options on securities.

         The Adviser has no current intention to purchase or sell options on securities on behalf of the New Fund. However, if the Adviser decides to do so in the future, the New Fund's registration statement will be amended to incorporate appropriate disclosure of the risks involved in such transactions.

         (f) The Fund may not participate on a joint or joint and several basis in any securities trading account.

         This restriction is not required by the 1940 Act, and was originally adopted in response to state law restrictions or interpretations that no longer apply to investment companies. The New Fund is not subject to this restriction in order to enable the Adviser to manage the New Fund's assets effectively and efficiently in response to market and regulatory changes. However, the Adviser has no current intention to participate in any securities trading account on a joint or joint and several basis. If the Adviser decides to do so in the future, the New Fund's registration statement will be amended to incorporate appropriate disclosure of the risks involved in such transactions.

         (g) The Fund may not purchase the securities of any other investment company except (1) in the open market or in privately negotiated transactions where (in either case) to the best information of the Fund no commission, profit or sales charge to a sponsor or dealer (other than the customary broker's commission) results from such purchase but neither open market nor privately negotiated purchases of such securities shall exceed 5% of the Fund's total assets in either category (not in the aggregate), or (2) if such purchase is part of a merger, consolidation or acquisition of assets.

         Although the New Fund does not have any investment restrictions with respect to the purchase of securities of other investment companies, any such purchases are subject to the following limits prescribed by the 1940 Act: immediately after such a purchase, the New Fund may not own (i) more than 3% of the total outstanding voting stock of the other investment company, (ii) securities of the other investment company having an aggregate value in excess of 5% of the value of its total assets, or (iii) securities of other investment companies having an aggregate value in excess of 10% of the New Fund's total assets.

         (h) The Fund may not invest in or hold securities of any issuer if, to the knowledge of the Fund, those officers and Directors of the Fund or officers or Directors of the Adviser owning individually more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

         This restriction is not required by the 1940 Act, and was originally adopted in response to state law restrictions or interpretations that no longer apply to investment companies. The New Fund is not subject to this restriction in order to enable the Adviser to manage the New Fund's assets effectively and efficiently in response to market and regulatory changes.

         Different Non-Fundamental Policies
         ----------------------------------

         The following non-fundamental policies of the New Fund differ from those of the Fund:

         (a) The Fund may not purchase or sell interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. The New Fund has no such restriction.

         This restriction is not required by the 1940 Act, and was originally adopted in response to state law restrictions or interpretations that no longer apply to investment companies. The New Fund is not subject to this restriction in order to enable the Adviser to manage the New Fund's assets effectively and efficiently in response to market and regulatory changes. The Adviser has no current intention to purchase or sell interests in oil, gas or other mineral exploration or development programs.

         (b) The New Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets. The Fund has no such restriction.

         Investment Limitations Generally

         Any investment restriction or limitation, fundamental or otherwise, appearing in the Fund's or the New Fund's Prospectus or SAI which involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limit is exceeded immediately after and as a result of the specified acquisition of securities or utilization of assets.

Performance Information

         The Fund's performance information is set forth below. The New Fund will adopt the Fund's performance history if and when the Reorganization has been approved by the Fund's shareholders and the assets of the Fund have been transferred to the New Fund.

         The charts below provide an indication of the risks of investing in both the Fund and the New Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of Fund shares at a gain. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

                           Year by Year Total Returns

            ------------------------------ ---------------------------
                  Year Return
            ------------------------------ ---------------------------
                        1995                         45.2%
            ------------------------------ ---------------------------
                        1996                         19.4%
            ------------------------------ ---------------------------
                        1997                         30.2%
            ------------------------------ ---------------------------
                        1998                         19.2%
            ------------------------------ ---------------------------
                        1999                         -2.0%
            ------------------------------ ---------------------------
                        2000                         37.4%
            ------------------------------ ---------------------------
                        2001                         10.3%
            ------------------------------ ---------------------------
                        2002                         -5.5%
            ------------------------------ ---------------------------
                        2003                         19.3%
            ------------------------------ ---------------------------
                        2004                          5.9%
            ------------------------------ ---------------------------

                          Best and Worst Quarterly Returns

            ---------------------------- ---------------------------
                  Best - 9/30/00                   16.2%
            ---------------------------- ---------------------------
                  Worst - 9/30/02                  -12.3%
            ---------------------------- ---------------------------

Average Annual Total Returns - (as of 12/31/04)

                                                                                                           Since
                                                                                                           Inception
                                                                         1 Year     5 Years   10 Years     (2/29/84)
---------------------------------------------------------------------- ----------- ---------- ------------ -----------
Clipper FundSM

   Return Before Taxes                                                      5.9%      12.6%       16.9%        15.5%

   Return After Taxes on Distributions                                      4.2%      11.0%       14.4%        12.9%

   Return After Taxes on Distributions and Sale of Fund Shares              3.5%      10.7%       14.0%        13.5%

Morningstar Large Value Funds Peer Group                                   12.9%       4.4%       11.4%        11.7%

S&P 500 Index                                                              10.9%      -2.3%       12.1%        13.2%


         After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         Average annual total return measures annualized change while total return measures aggregate change.

         The Morningstar Large Value Funds Peer Group is comprised of those actively managed large-cap value mutual funds monitored by Morningstar; the Peer Group is unmanaged and as of December 31, 2004, included 1,134 mutual funds. The Peer Group returns reflect deductions for fees and expenses, but not for taxes.

         The S&P 500 Index is an unmanaged total return index of 500 companies widely recognized as representative of the equity market in general. Index returns do not reflect deductions for fees, expenses or taxes. You cannot invest directly in an index.


Fees and Expenses

         The following tables (i) compare the fees and expenses of the Fund and the New Fund and (ii) show the estimated fees and expenses on a pro forma basis, giving effect to the proposed Reorganization. Additional information regarding the performance of the Fund is contained in the Fund's Annual Report for the fiscal year ended December 31, 2004, which is incorporated by reference into this Prospectus/Proxy Statement.

                                                                                     Fund       New Fund
                                                                                     ----       --------
Shareholder Transaction Expenses:
     Maximum Initial Sales Charge (as a percentage
     of offering price)................................................              None         None
Maximum contingent deferred sales charge (as a
     percentage of redemption proceeds)................................              None         None
Exchange Fee...........................................................              None         None
Annual Fund Operating Expenses:
     (as a percentage of average net assets)
     Advisory fee......................................................              1.00%       [  ]%
   12b-1 fees..........................................................              None         None
   Other expenses......................................................              0.12%       [  ]%
     Expenses Paid Indirectly(1).......................................             0.00%(2)     [  ]%
   Total Fund Operating Expenses (after expense                                      1.12%       [  ]%
      reimbursement)...................................................



Cost Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in the New Fund if the Reorganization is approved. The example assumes that you invest $10,000 in the Fund or New Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's or New Fund's operating expenses (as a percentage of net assets) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 Year           3 Years         5 Years          10 Years
------------------------------------------------- ------------------- -------------- ----------------- ---------------
Fund                                                      $                 $               $                $

New Fund                                                 $[ ]             $[ ]             $[ ]             $[ ]


The above example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

-------------------
1 The Fund participates in the custodian's commission recapture program. Through the commission recapture program the Fund receives cash credits from commissions on securities transactions. These cash credits are assets of the Fund that the Fund uses to reduce operating expenses. The custodian's commissions recapture program enables the Fund to obtain best execution of the Fund's portfolio trades while reducing expenses by rebating a portion of trading commissions directly to the Fund. The New Fund will also participate in this program.

2 Less than 0.01%.

Pro Forma Capitalization

         The following table shows the capitalization of the Fund and the New Fund as of [________], 2005 and the pro forma combined capitalization of both as if the Reorganization had occurred on that date.

                                                      Fund                New Fund              Pro Forma
                                                                                                Combined
Net Assets (000)
Net Asset Value Per Share
Shares Outstanding (000)


Financial Highlights

         Financial Highlights information for the Fund is incorporated in this Prospectus/Proxy Statement by reference to the Fund's Prospectus dated April ___, 2005, and the Fund's Annual Report for the fiscal year ended December 31, 2004. Additional copies of the Fund's Prospectus and Annual Report are available upon request, without charge, by calling [1-___-___-____]. The New Fund currently has no Financial Highlights information since it has not yet commenced operations. If the Fund shareholders approve the Reorganization, the New Fund will assume the Financial Highlights information of the Fund after the Reorganization has been completed.

Management

         The business of the Fund is supervised by its Board of Directors, which establishes the Fund's policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Fund, and other service providers. The business of the Trust is supervised by its Board of Trustees, who perform the same role.

         The Trust's Board and officers are listed below and are currently the same as the Fund's, except that Messrs. __________ and __________ do not serve as directors of the Fund and Mr. Kromm, the Trust's Treasurer, also serves as the Fund's Secretary.

                                                                                     Number of
                                                                                    Portfolios
                                                   Term of         Principal          in Fund
                                Position(s)      Office and      Occupation(s)        Complex            Other
                               Held with the      Length of      During Past 5      Overseen by   Directorships Held
   Name, Address, and Age          Trust         Time Served         Years            Trustee         by Trustee

"Interested" Trustee

James H. Gipson*               President and     Indefinite     President, Chief        Two       Clipper Fund, Inc.
9601 Wilshire Blvd. #800      Chairman of the     and since        Executive
Beverly Hills, CA  90210          Board of        inception         Officer,
(62)                              Trustees                       Principal and
                                                                   Portfolio
                                                                  Manager, PFR

Independent Trustees**

F. Otis Booth, Jr.                Trustee        Indefinite     Private investor        Two       Clipper Fund, Inc.
9601 Wilshire Blvd. #800                          and since
Beverly Hills, CA  90210                          inception
(80)


Lawrence P. McNamee               Trustee        Indefinite     Retired educator        Two       Clipper Fund, Inc.
9601 Wilshire Blvd. #800                          and since
Beverly Hills, CA  90210                          inception
(69)

Norman B. Williamson              Trustee        Indefinite     Private investor        Two       Clipper Fund, Inc.
9601 Wilshire Blvd. #800                          and since
Beverly Hills, CA  90210                          inception
(72)

[TO BE ADDED]

[TO BE ADDED]

Officers

Michael Kromm                    Treasurer       Indefinite        Operations           N/A       N/A
9601 Wilshire Blvd. #800                          and since       Manager, PFR
Beverly Hills, CA  90210                          inception
(59)

Michael C. Sandler             Vice President    Indefinite     Vice President,         N/A       N/A
9601 Wilshire Blvd. #800                          and since      Principal, and
Beverly Hills, CA  90210                          inception        Portfolio
(49)                                                              Manager, PFR

Julie Tedesco                    Secretary       Indefinite      Vice President         N/A       N/A
State Street Bank and Trust                       and since        and Senior
Company                                           inception      Counsel, State
One Federal Street                                              Street Bank and
Boston, MA  02110                                                Trust Company
(47)                                                           (2000 - present);
                                                                 Counsel, First
                                                                 Data Investor
                                                                Services Group,
                                                                 Inc., (1994 -
                                                                     2000)

Leora R. Weiner, Esq.          Vice President    Indefinite    Corporate Counsel        N/A       N/A
9601 Wilshire Blvd. #800          and CCO         and since       and CCO, PFR
Beverly Hills, CA  90210                          inception       (July 2004 -
(34)                                                               Present);
                                                                   Securities
                                                                   Compliance
                                                                 Examiner, SEC
                                                               (2000 - June 2004)


* Mr. Gipson is an "interested" person of the Trust, as defined in the 1940 Act, by virtue of his affiliation with PFR, the Fund's investment adviser.

** Trustees who are not "interested" persons of the Trust, as defined in the 1940 Act.


Investment Advisory Services and Investment Advisory Agreement

         Pacific Financial Research, Inc. serves as the Fund's investment adviser and will serve as the New Fund's investment adviser upon completion of the Reorganization. PFR was founded in 1980. In addition to managing the Fund, PFR provides investment advisory services to the Clipper All Equity Fund series of the Trust and to other mutual funds, endowment funds, employee benefit plans, and foundations. PFR is located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210. It is a wholly owned subsidiary of Old Mutual (US) Holdings, the U.S. based asset management division of Old Mutual plc, a London Stock Exchange-listed global financial services organization. As of [January 31, 2005], PFR managed approximately $[18.4] billion in assets.

         As compensation for PFR's services, the Fund pays PFR an annual advisory fee at the rate of 1.00% of the Fund's average daily net assets. The New Fund will pay the same advisory fee to PFR.

         As the Fund's adviser, PFR is responsible for investing and reinvesting the Fund's assets, placing orders to buy and sell securities and negotiating brokerage commissions on portfolio transactions. PFR will perform the same functions for the New Fund. In choosing broker-dealers to handle portfolio securities transactions, PFR seeks to obtain the best price available and most favorable execution. Subject to this policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have provided investment research for the benefit of the Fund and/or other accounts over which PFR exercises investment and brokerage discretion.

         PFR provides investment management services to the Fund pursuant to the terms of an investment advisory contract with the Fund dated September 20, 2000 (the "Current Advisory Agreement"), which was last approved by the shareholders of the Fund on the same date. The Trust has entered into an investment advisory contract with PFR with respect to the New Fund (the "New Advisory Agreement"). The New Advisory Agreement is substantially the same in all material respects as the Current Advisory Agreement, except that the New Advisory Agreement is subject to the laws of the State of Delaware, while the Current Advisory Agreement is subject to the laws of California. In addition, both the Current and the New Advisory Agreements provide that PFR will not be liable to Fund and the Trust, respectively, in the absence of willful misfeasance, bad faith or gross negligence on the part of PFR or reckless disregard of its obligations and duties under the relevant agreement ("disabling conduct"); however, the New Advisory Agreement omits a provision of the Current Advisory Agreement that requires the Fund to indemnify PFR to the extent permitted by applicable law from and against any liability, including (but not limited to) expense incurred in defending against such liability, except for liability to which PFR is subject as a result of disabling conduct. Approval of the Reorganization by the shareholders of the Fund will also constitute their approval of the New Advisory Agreement.

Portfolio Managers of the Fund

         The  portfolio   managers   responsible   for   overseeing  the  Fund's
investments, who will also oversee the New Fund's investments, are as follows:

         James H. Gipson founded PFR in 1980. He is President and Chairman of the Fund and is President and Chief Executive Officer and a principal of PFR. Mr. Gipson received his B.A. and M.A. degrees in Economics with honors from the University of California, Los Angeles, and his M.B.A. degree with honors from Harvard Business School. He is the author of Winning the Investment Game: A Guide for All Seasons.

         Michael C. Sandler joined PFR as an analyst in 1984. He currently is a Vice President of the Fund and is a Vice President and a principal of PFR. Mr. Sandler received his B.B.A. degree with distinction, and his M.B.A. and J.D. degrees from the University of Iowa.

         Bruce G. Veaco, CPA joined PFR as an analyst in 1986. He currently is Chief Financial Officer and a Vice President and principal of PFR. Mr. Veaco graduated summa cum laude from the University of California, Los Angeles with a B.A. degree in Economics and received his M.B.A. degree from Harvard Business School.

         Nugroho (Dede) Soeharto joined PFR as an analyst in 1987. He currently is a Vice President and a principal of PFR. Mr. Soeharto received his B.S.
degree in  Chemistry  from Bates  College  and his  M.B.A.  degree  from  Babson
College.

         Peter J. Quinn joined PFR as a research associate in 1987. He currently is a Vice President and a principal of PFR. Mr. Quinn received his B.S. degree in Finance from Boston College and his M.B.A. degree from the Peter F. Drucker School of Management.

         Kelly M. Sueoka joined PFR as an analyst in 1995. He currently is a Vice President and a principal of PFR. Mr. Sueoka received his B.S. degree magna cum laude in Aerospace Engineering from the University of Michigan and his M.B.A. degree from the University of Chicago.

         Each portfolio manager analyzes companies within designated industry sectors in the Fund's investible universe - generally companies with market capitalizations in excess of $5 billion at the time of purchase. When a portfolio manager identifies a company as a potential investment, he serves as its "proponent" and works with another portfolio manager who serves as a "devil's advocate" to challenge the proponent's assumptions and conclusions. The two-person team conducts extensive fundamental research on the company under consideration. In addition to building financial models to help identify areas of concern, the team visits with management and may meet with competitors and customers in order to better understand the business. Each two-person team presents its conclusions to the President who, as PFR's lead portfolio manager, makes the final decision whether the Fund will invest in, or sell, a security. In making such decisions, the President may also consult with any of the other portfolio managers. The Adviser believes that using small teams rather than an investment committee allows it to rapidly and effectively capitalize on opportunities.

         The Fund's Statement of Additional Information provides additional information regarding the portfolio managers.

Other Service Providers

         The Fund's administrator is State Street Bank and Trust Company ("State Street"), Post Office Box 1713, Mutual Funds Operations-P2N, Boston, Massachusetts 02105. State Street also is custodian of the Fund's assets and provides accounting services to the Fund. It will provide the same services to the New Fund.

         The Fund's transfer agent is Boston Financial Data Services (the "Transfer Agent"), 330 W. 9th Street, 4th Floor, Kansas City, MO 64105. It will also act as the New Fund's transfer agent.

Purchases of Shares

         Shares of the Fund are, and shares of the New Fund will be, sold on a continuous basis at net asset value with no sales charges. The net asset value of shares is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Purchases of shares may be made by check or by wire. Purchases of shares can also be made by setting up an automatic investment plan. Shareholders may reinvest their dividends in additional shares. Minimum investments in shares are $25,000 for regular accounts and $4,000 for IRA accounts, and minimum additional investments are $1,000 for regular accounts and $500 for IRA accounts.

Exchanges of Shares

         Shares of the Fund may not be exchanged for shares of any other fund. Shares of the New Fund may be exchanged on any business day at their net asset value for shares of the other series of the Trust that may be created from time to time. The Trust Board has authorized the creation of one additional series of the Trust as of the date of this Prospectus/Proxy Statement.

Dividends and Other Distributions

         The Fund distributes all its income, less expenses, at least annually. The dividend and distribution policies of the New Fund will be the same.

Redemption of Shares

         Shares of the Fund and the New Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after a redemption request is accepted. Shares may be redeemed in writing by sending a letter, by telephone, or by wire. Shares also may be redeemed under a Systematic Withdrawal Plan, which requires a $25,000 minimum account balance.

         Each of the Fund and the New Fund requires a signature guarantee when selling more than $100,000 worth of shares. Each also requires a signature guarantee when a check for the proceeds is made out to someone other than an owner of record or sent somewhere other than the address of record, when the address on record has been changed in the past ten days or when establishing certain services after the account is opened.

         The New Fund will not have share certificates. The New Fund will convert any outstanding stock certificates of the Fund to record entry form. Shareholders of the Fund holding certificates representing their stock will not be required to surrender their certificates to anyone in connection with the Reorganization. However, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of the New Fund which they receive as part of the Reorganization.

         For more information relating to purchasing and selling shares of the Fund, see the Fund's Prospectus, dated May 1, 2005.

How a Delaware Statutory Trust Compares to a California Corporation

         Although federal securities laws regulate most of the operations of a mutual fund, they do not cover every aspect. State law and the fund's governing instruments fill in most of the gaps. The following discussion compares California corporation law and the current articles of incorporation and bylaws of the Fund with the Delaware law and documents that will apply if the Fund reorganizes as a series of a Delaware statutory trust. This discussion is not a comprehensive review of all technical distinctions between the different legal structures. We simply want you to know how a Delaware statutory trust compares in certain key areas to a California corporation -- the Fund's present legal structure.

         Directors and Trustees. The Fund is governed by a board of directors elected by the shareholders. The Trust is governed by a similar board elected by its shareholders, called the board of trustees. As described above, the members of the Fund Board will also be a majority of the members of the Trust Board.

         Series and Classes. The Trust's governing instrument - its declaration of trust - allows it to issue series of shares, which represent interests in separate portfolios of investments without shareholder approval. No series is entitled to share in the assets of any other series or can be charged with the expenses or liabilities of any other series. The Trust currently has one other series - the Clipper All Equity Fund. The Fund's governing instrument - its articles of incorporation - does not authorize the creation of separate series. Although the Fund could issue separate series if its articles were amended with shareholder approval, California corporate law does not explicitly provide that shareholders of one series will not be burdened with liabilities of another series, and it does not explicitly provide that the corporation can segregate its assets by series or class. Furthermore, it is not clear in all cases whether amendments to the articles affecting only one series may be adopted only by shareholders of that series.

         The Trust is also authorized to divide each series of shares into separate classes (such as class A and B shares), which would represent interests in the same portfolio and have the same rights except as provided by the board of trustees. The Trust does not currently intend to issue multiple classes of shares, although it might do so in the future. The Fund's articles of incorporation do not authorize the creation of multiple classes of shares, although the Fund could issue separate classes if the articles were amended with shareholder approval.

         Shareholder   Liability.   Shareholders  of  a  California  corporation
generally have no personal liability for the corporation's obligations. The corporation laws of all other states have similar provisions.

         Shareholders of a Delaware statutory trust also are not personally liable for obligations of the trust under Delaware law. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in such other states, those states might not apply Delaware law and might subject the Trust's shareholder to liability. To offset this risk, the Declaration of Trust: (i) recites that its shareholders are not liable for its obligations, and requires notice of this to be included in all Trust contracts, and (ii) requires the Trust to indemnify any shareholder who is held personally liable for the obligations of the Trust.

Thus the risk of a Trust shareholder being subject to liability beyond his or her investment is limited to the following unusual circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law;
(2) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (3) the Trust is itself unable to meet its obligations. In the light of Delaware law, the nature of the Trust's proposed business, and the nature of its assets, the Fund Board and Trust Board believe that the risk of personal liability to a Trust shareholder is remote.

         Shareholder Meetings and Voting Rights. In general, shareholders of a California corporation elect directors at each annual meeting. However, because the Fund is an investment company registered under the 1940 Act, it is not required to hold annual or special meetings of shareholders unless required by the 1940 Act. The by-laws of the Fund provide that its directors will be elected at annual meetings and hold office until the next annual meeting. Under Delaware law and the Trust's by-laws, the Trust is not required to hold annual shareholder meetings to elect trustees, and does not intend to do so, although it will continue to hold annual informational meetings.

         The Fund is required to hold a special shareholder meeting for any proper purpose when requested by its board of directors, chairman of the board or president or by the holders of 10% of its outstanding shares. The Trust is required to hold a special shareholder meeting to consider the removal of one or more trustees or for any other proper purpose when requested by a majority of the trustees, the president or by the holders of 10% of its outstanding shares. Both the Fund and the Trust must also hold special shareholder meetings when required by the 1940 Act under certain circumstances (such as when a majority of the directors or trustees has not been elected by the shareholders or when it wants to sign a new or amended investment advisory agreement).

         The New Fund intends to continue the Fund's tradition of making management available to the shareholders at an annual information meeting to discuss the New Fund's performance, the current state of U.S. stock markets, and similar matters.

         In general, shareholders of the Trust have voting rights only with respect to a limited number of matters specified in the declaration of trust (such as the termination of the Trust) and such other matters as the trustees may determine or as may be required by the 1940 Act. A greater number of matters require approval by the shareholders of the Fund (such as amendments to its articles of incorporation and matters affecting fundamental changes in corporate structure), and whether a matter requires shareholder approval is governed by California corporate law as well as the 1940 Act.

         For a shareholder meeting of the Fund to go forward, a majority of the Fund's shares must be present (either in person or by proxy). For the Trust, this is reduced to one-third of the shareholders. When voting on matters affecting the Fund, all of its shareholders vote together on all questions. Although the Trust has more than one series, only shareholders of the New Fund will vote on matters affecting the New Fund. However, when voting on matters affecting the Trust generally (such as the election of trustees or approval of independent accountants), all shareholders of the Trust, including shareholders of any additional series, will vote together. The shareholders of the New Fund eventually may have a smaller ownership interest in the Trust than the shareholders of other series, and the other series could, therefore, have effective voting control of matters affecting the Trust generally.

         Shareholders of the Fund have "cumulative voting" rights when voting for directors. These rights are established to permit the holders of a substantial minority of shares of the Fund to elect at least one director. Shareholders of the Trust will not have such rights, and the holders of 50% of the outstanding shares of the Trust will be able to elect all of the trustees.

         Director/Trustee Indemnification and Liability. The directors of the Fund cannot be held liable for their activities in that role so long as they perform their duties prudently, in good faith, and in the Fund's best interests. California corporate law also provides that the directors may be liable for voting to declare a dividend or other distribution of assets to shareholders contrary to law or during liquidation of the corporation. Under Delaware statutory trust law, the same is generally true.

         The Fund indemnifies its directors from claims and expenses arising out of their services to the Fund, unless they have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The same is true of the Trust.

         Amendments of Charter Documents. Amendments to the Fund's articles of incorporation require shareholder approval. Amendments to the Trust's declaration of trust can be made by the Trustees without shareholder approval, unless they reduce the amount payable to shareholders upon liquidation of the Trust, repeal the limitations on shareholders' or trustees' personal liability, or diminish or eliminate any voting rights.

         Mergers and other reorganizations. Under California law, the Fund is required to obtain shareholder approval to merge or consolidate with any corporation or other organization or to sell substantially all of its assets. Although the Trust's declaration of trust requires approval by a majority of the board of trustees to merge, consolidate or sell substantially all of its assets, generally shareholder approval is also required pursuant to the 1940 Act.

         Termination. Termination of the Fund would generally require approval of its shareholders. The Trust or any series or class of the Trust, including the New Fund, may be terminated by the trustees without shareholder approval, or by vote of a majority of the affected shareholders at a meeting.

                      INFORMATION ABOUT THE REORGANIZATION

Description of the Agreement and Plan of Reorganization and Termination

         The Fund and the Trust, on behalf of the New Fund, have entered into the Reorganization Plan, which provides that the New Fund is to acquire the assets and assume the liabilities of the Fund. The Reorganization Plan sets forth the terms and conditions that will apply to the proposed Reorganization. The following description is qualified in its entirety by reference to the Reorganization Plan, which is set forth as Appendix A to this Prospectus/Proxy Statement.

         In essence, the Reorganization will have three steps:

         First, if the shareholders of the Fund approve the Reorganization Plan, the Fund will transfer all of its assets to the New Fund. In exchange, the Fund will receive shares of the New Fund equal in number and net asset value to the Fund's shares, calculated as of the close of business on the Closing Date. The New Fund will assume all of the Fund's liabilities.

         Second, the New Fund, through its transfer agent, will open an account for each shareholder of the Fund and will credit each such account with shares of the New Fund equal in number and net asset value to the Fund shares that the shareholder owned on the Closing Date.

         The Fund will subsequently dissolve.

         On the Closing Date, the Fund's shareholders will receive shares of the New Fund with the same total value as their shares of the Fund. Because the Fund is a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders who vote against the Reorganization.

         The value of the Fund's assets to be acquired, and the amount of its liabilities to be assumed, by the New Fund will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with the valuation procedures described in the Fund's current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that the Fund Board believes accurately reflects fair value.

         Any transfer taxes payable upon issuance of the New Fund shares in a name other than that of the registered holder on the Fund's books will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of the Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

         The closing of the Reorganization is subject to certain conditions relating to the Reorganization Plan, including the following:

         o        Approval of the Reorganization Plan by the shareholders of the
                  Fund;
         o        Receipt   of  certain   legal   opinions   described   in  the
                  Reorganization Plan;
         o Continuing accuracy of the representations and warranties in the Reorganization Plan; and
         o        Performance  in all  material  respects of the  Reorganization
                  Plan.

         The Fund and the Trust, on behalf of the New Fund, may mutually agree to terminate the Reorganization Plan at any time at or prior to the Closing Date. Alternatively, either the Fund or the Trust may decide unilaterally to terminate the Reorganization Plan under certain circumstances. In addition, either the Fund or the Trust may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Plan.

         Each of the Trust or the Fund may amend the Reorganization Plan in any manner, provided that after the Fund's shareholders' approval of the Reorganization no such amendment may have a material adverse effect on their interests. The expenses solely and directly related to the Reorganization will be paid by the Fund.

Federal Income Tax Consequences

         The exchange of the Fund's assets for the New Fund's shares and the latter's assumption of the Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to consummation of the Reorganization, the Fund will receive an opinion from Paul, Hastings, Janofsky & Walker LLP, the Trust's counsel ("Opinion"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Fund and conditioned on the Reorganization's being completed in accordance with the Reorganization Plan, for federal income tax purposes:

         (a) The Reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and the Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code.

         (b) The Fund will recognize no gain or loss on the transfer of its assets to the New Fund in exchange solely for the New Fund's shares and its assumption of the Fund's liabilities or on the subsequent distribution of those shares to the Fund's shareholders in exchange for their Fund shares.

         (c) The New Fund will recognize no gain or loss on its receipt of the Fund's assets in exchange solely for the New Fund's shares and its assumption of the Fund's liabilities.

         (d) The New Fund's basis in each asset it receives from the Fund will be the same as the Fund's basis therein immediately before the Reorganization, and the New Fund's holding period for each such asset will include the Fund's holding period therefore.

         (e) The Fund's shareholders will recognize no gain or loss on the exchange of all Fund shares solely for the New Fund shares pursuant to the Reorganization.

         (f) Any Fund shareholder's aggregate basis in the New Fund shares it receives in the Reorganization will be the same as the aggregate basis in the Fund shares it actually or constructively surrenders in exchange for those New Fund shares, and its holding period for those New Fund shares will include, in each instance, its holding period for those Fund shares, provided the shareholder holds them as capital assets at the Effective Time (as defined in the Reorganization Plan).

         (g) For purposes of section 381 of the Code, the New Fund will be treated as if there had been no reorganization. Accordingly, the Reorganization will not result in the termination of the Fund's taxable year, the Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the New Fund as if there had been no reorganization, and the part of the Fund's taxable year before the Reorganization will be included in the New Fund's taxable year after the Reorganization.

Board Considerations

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Fund Board has determined that the Reorganization is in the best interests of shareholders of the Fund. In approving the Reorganization, the Fund Board considered the terms and conditions of the Reorganization Plan and the following factors, among others:

         (1) The Fund's investment adviser, PFR, has indicated that it wishes to offer one or more additional mutual fund investment portfolios in the future. In such circumstances, California corporate law does not explicitly protect the shareholders of one portfolio from the liabilities of the other portfolios. Delaware law explicitly permits such a limitation. The Board believes that establishing the Trust and reorganizing the Fund as a series of the Trust would provide additional operating efficiencies for Fund shareholders.

         (2) For reasons such as those, few mutual funds are organized as California corporations. Further, in recent years many mutual funds organized as corporations under the laws of other states have reorganized as Delaware statutory trusts. PFR has informed the Fund Board that it believes that the proposed Delaware statutory trust form provides the most flexible and cost-efficient method of operating the Fund in the future for the benefit of Fund shareholders.

         (3) With a few exceptions which are not expected to significantly affect the operation of the Fund, the investment objective, policies and restrictions of the New Fund will be identical to those of the Fund, and the New Fund will be managed by the same personnel and in accordance with the same investment strategies and techniques used to manage the Fund prior to the Reorganization. Furthermore, the other services and privileges available to the shareholders of the New Fund will be substantially the same as those available to Fund shareholders.

         (4) Although the Fund will pay the expenses of the Reorganization, including expenses associated with the solicitation of proxies (approximately $________), most of these are costs of the Fund's annual meeting, which in accordance with the Fund's by-laws and past practice would have been held even if the Reorganization had not been proposed.

         (5) The interests of the Fund's shareholders will not be diluted as a result of the Reorganization. The exchange will take place at net asset value and there will be no sales charge or other charge imposed as a result of the Reorganization.

         (6) There will no adverse federal income tax consequences of the Reorganization, as the Reorganization is structured to qualify as a tax-free exchange.

         After consideration of the factors mentioned above and other relevant information, at a meeting held on May 5, 2005 the Fund Board determined that the Reorganization is in the best interests of the Fund and its shareholders, unanimously approved the Reorganization Plan and directed that it be submitted to shareholders for approval. The Fund Board unanimously recommends that shareholders vote "FOR" approval of the Reorganization Plan.

         At a meeting held on May 5, 2005, the Trust Board also approved the Reorganization Plan, finding that the Reorganization is in the best interests of the New Fund and its shareholders.

                     INFORMATION RELATING TO VOTING MATTERS

General Information

         The Fund Board is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of the Fund may also solicit proxies by telephone, telegraph, or personal interview. ADP Investor Communication Services has been hired to assist in the proxy solicitation. For soliciting services, estimated proxy expenses total [_____]. The Fund will bear all costs of solicitation. If votes are recorded by telephone, the proxy solicitor will use procedures designed to authenticate shareholders' identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

         Only shareholders of the Fund of record at the close of business on [________], 2005 will be entitled to vote at the Meeting. On [_________], 2005, there were outstanding and entitled to be voted [________] shares of the Fund. Each share or fractional share is entitled to one vote or fraction thereof.

         If the accompanying proxy card is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. If you sign and date your proxy card but do not mark it "For," "Against" or "Abstain," the persons named as proxies will vote it "FOR" the Proposed Reorganization. For information on adjournments of the Meeting, see "Quorum" below.

Shareholder Approval

         The Reorganization Plan is being submitted for approval at the Meeting in accordance with the provisions of the Articles of Incorporation and By-laws of the Fund. Pursuant to the 1940 Act, the Reorganization must be approved by the lesser of (a) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or (b) a majority of the outstanding shares of the Fund. Shareholders who do not vote for the Reorganization do not have appraisal rights.

         In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Reorganization, abstentions and broker non-votes will have the same effect as votes cast against the proposal. For shares held by custodians of individual retirement accounts, the custodian will vote the shares in the accounts in accordance with instructions give by their depositors.

Control Persons

         As of [__________], 2005, the following persons owned of record 5% or more of the shares of the Fund:

                -------------------------- ------------------------------
                Name                        Percent of Fund Shares Owned
                Address
                -------------------------- ------------------------------


                -------------------------- ------------------------------

         As of [________], 2005, the Directors and officers of the Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Quorum; Adjournment

         A quorum is constituted by the presence, in person or by proxy, of a majority of the total number of shares outstanding and entitled to vote at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and voting on the question of adjournment. In such case, the persons named as proxies will vote those proxies which they are entitled to vote in favor of the Reorganization "FOR" such an adjournment, and will vote those proxies they are required to vote against the Reorganization "AGAINST" such an adjournment. Abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.

Description of the Securities to be Issued

         The Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (par value $0.001 per share). Shares of each series of the Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         The Trust Board does not intend to hold annual meetings of shareholders for the purpose of electing Trustees or taking other formal action, but does intend to hold annual meetings for informational purposes. The Trustees will call special meetings of the shareholders of a series only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that series entitled to vote.

                             ADDITIONAL INFORMATION

         Additional information about the New Fund is included in its Prospectus and Statement of Additional Information dated ___________, 2005, which are incorporated by reference herein. Additional information about the Fund is included in its Prospectus and Statement of Additional Information dated May 1, 2005, which are also incorporated by reference herein. Additional information about the Fund may also be obtained from its Annual Report for the fiscal year ended December 31, 2004, which has been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report for the Fund may be obtained without charge by calling the Fund at [_________]. The New Fund and the Fund are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC. Once available, these materials may be inspected and copied:

         o At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

         o By writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC;

         o By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

         o On the SEC's EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

Legal Matters

         Opinions concerning certain legal matters pertaining to the Reorganization will be provided by legal counsel to the Trust and the New Fund, Paul Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071.

Experts

         The audited financial statements of the Fund incorporated by reference herein and included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2004 have been audited by PricewaterhouseCoopers LLP, the Fund's Independent Registered Public Accounting Firm. Their report is included in the Fund's Annual Report to Shareholders. These financial statements have been incorporated herein by reference in reliance on PricewaterhouseCoopers LLP's report given on their authority as experts in auditing and accounting.

Other Business

         The Fund Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

         Shareholder inquiries may be addressed to the Fund in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning [_________].

                                 *      *      *

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING [__________] OR ON THE INTERNET BY VISITING THE WEBSITE ADDRESS LOCATED ON YOUR PROXY CARD.

                                   APPENDIX A

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

         This Agreement and Plan of Reorganization and Termination ("Agreement") is made as of [______ __], 2005, between Clipper Fund, Inc., a California corporation (the "Old Fund"), and Clipper Funds Trust, a Delaware statutory trust (the "Trust"), on behalf of Clipper Fund, a segregated portfolio of assets ("series") thereof (Each of the New Fund and Old Fund is sometimes referred to herein as a "Fund"). All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by the New Fund are made and shall be taken or undertaken by the Trust on the New Fund's behalf, and all rights and benefits created hereunder in favor of the New Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

         The Trust and the Fund each wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will involve Old Fund's changing its identity, form, and place of organization by converting from a California corporation to a series of the Trust by (1) transferring all its assets to the New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of beneficial interest ("shares") in the New Fund ("New Fund Shares") and the New Fund's assumption of all of Old Fund's liabilities, (2) distributing those shares pro rata to Old Fund's shareholders in exchange for their shares of the Old Fund ("Old Fund Shares") and in complete liquidation thereof, and (3) terminating Old Fund (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions set forth herein.

         The Fund's Board of Directors and the Trust's Board of Trustees (each, a "Board"), including a majority of its members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) thereof, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

         The rights, powers, privileges, and obligations of the New Fund Shares will be substantially similar to those of the Old Fund Shares.

         In consideration of the mutual promises contained herein, the Old Fund and the Trust agree as follows:

1.       PLAN OF REORGANIZATION AND TERMINATION

         1.1 Subject to the requisite approval of the Old Fund's shareholders and the terms and conditions herein, the Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to the New Fund. In exchange therefor, the New Fund shall

         (a) issue and deliver to the Old Fund the number of full and fractional shares equal to the number of full and fractional shares then outstanding and

         (b)      assume  all  of  the  Old  Fund's  liabilities   described  in
                  paragraph 1.3 ("Liabilities").

                  Such transactions shall take place at the Closing (as defined in paragraph 2.1).

         1.2 The Assets shall consist of all assets and property - including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on the Old Fund's books - the Old Fund owns at the Effective Time (as defined in paragraph 2.1).

         1.3 The Liabilities shall consist of all of the Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

         1.4 Immediately before the Closing, the New Fund shall redeem the Initial Shares (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), the Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a "Shareholder"), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by the Trust's transfer agent opening accounts on the New Fund's share transfer books in the Shareholders' names and transferring those New Fund Shares thereto. Pursuant to such transfer, each Shareholder's account shall be credited with the respective pro rata number of full and fractional New Fund Shares due that Shareholder. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Old Fund's share transfer books. The New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

         1.5 As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, the Old Fund shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

         1.6 Any reporting responsibility of the Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

         1.7 Any transfer taxes payable on issuance of the New Fund Shares in a name other than that of the registered holder on the Old Fund's share transfer books with respect to Old Fund

Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.       CLOSING AND EFFECTIVE TIME

         2.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Trust's offices on ___ , 2005, or at such other place and/or time as to which the Old Fund and the Trust may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof ("Effective Time").

         2.2 The Old Fund shall direct State Street Bank and Trust Company, custodian for the Old Fund ("Custodian"), to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the New Fund within two business days before or at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of the Old Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Old Fund as of the Effective Time for the New Fund's account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

         2.3 The Old Fund shall direct Boston Financial Data Services, Inc., the Old Fund's transfer agent ("Old Fund Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number of outstanding Old Fund Shares each Shareholder owned immediately before the Closing.

         2.4 The Old Fund shall deliver to the Trust at the Closing a certificate of an authorized officer of the Old Fund setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on the Old Fund's books immediately before the Closing.

         2.5 Each of the Old Fund and the Trust shall deliver to the other party at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.       REPRESENTATIONS AND WARRANTIES

         3.1 The Old Fund represents and warrants to the Trust, on the New Fund's behalf, as follows:

         (a) The Old Fund is a corporation operating under Articles of Incorporation, the beneficial interest under which is divided into transferable shares, organized under the laws of the State of California that is duly organized and validly existing under the laws of that state; its Articles of Incorporation ("Articles") are on file with that state's Secretary of State;

         (b) The Old Fund is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

         (c) At the Effective Time, the Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on the New Fund's behalf, will acquire good and marketable title thereto;

         (d) The Old Fund is not engaged currently, and the Old Fund's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Articles or the Old Fund's By-Laws (collectively, "Old Fund Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Old Fund is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Old Fund is a party or by which it is bound;

         (e) All material contracts and other commitments of the Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of the Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

         (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Old Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to the Trust;

         (g) The Old Fund's Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments at and for the year ended on December 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and present fairly, in all material respects, the Old Fund's financial condition as of such date in accordance with generally accepted accounting principles consistently applied ("GAAP"); and to the Old Fund's management's best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of the Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

         (h) Since December 31, 2004, there has not been any material adverse change in the Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Old Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities the Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

         (i) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Old Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (j) The Old Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation, the Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time the Old Fund's Board approved the transactions contemplated by this Agreement ("Approval Time") through the Effective Time, the Old Fund will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, the Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, the Old Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying the New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and the Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (k)      All issued and  outstanding  Old Fund Shares  are,  and at the
                  Effective   Time  will  be,  duly  and   validly   issued  and
                  outstanding,  fully paid, and  non-assessable  by the Old

                  Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended ("1933 Act"), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the Old Fund Transfer Agent's records, as provided in paragraph 2.3; and the Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

         (l) The Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

         (m) The Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

         (n) During the five-year period ending at the Effective Time, (1) neither the Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than the New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of the Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to the Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

         (o) Not more than 25% of the value of the Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

         (p) The Old Fund's current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or on the date of the Closing do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         (q) The Registration Statement (as defined in paragraph 3.3(a)) (other than written information provided by the Trust for inclusion therein) will, on its effective date, at the
                  Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

         (r) The New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof; and

         (s) The Articles permit the Old Fund to vary its shareholders' investment therein, the Old Fund does not have a fixed pool of assets, the Old Fund is a managed portfolio of securities, and Pacific Financial Research, Inc., the Old Fund's adviser, has the authority to buy and sell securities for it.

         3.2 The Trust, on the New Fund's behalf, represents and warrants to the Old Fund as follows:

         (a) The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

         (b) The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

         (c) Before the Effective Time, the New Fund will be a duly established and designated series of the Trust;

         (d) the New Fund has not commenced operations and will not do so until after the Closing;

         (e) Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) security convertible into any New Fund Shares, or (4) any other securities issued by the New Fund, except the Initial Shares;

         (f) No consideration other than New Fund Shares (and the New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

         (g) The New Fund is not engaged currently, and the Trust's execution, delivery, and performance of this Agreement will not result in, (1) a material violation of the Trust's
                  Declaration of Trust ("Declaration of Trust") or By-Laws (collectively, "the Trust Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on the New Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on the New Fund's behalf, is a party or by which it is bound;

         (h) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Trust, on the New Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

         (j) The New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person with consideration other than the New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

         (k) Following the Reorganization, the New Fund (1) will continue the Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the New Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

         (l) There is no plan or intention for the New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

         (m) During the five-year period ending at the Effective Time, neither the New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

         (n) Assuming the truthfulness and correctness of the Old Fund's representation and warranty in paragraph 3.1(p), immediately after the Reorganization (1) not more than 25% of the value of the New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

         (o) The New Fund Shares to be issued and delivered to the Old Fund, for the Shareholders' account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by the Trust;

         (p) The Registration Statement (other than written information provided by the Old Fund for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

         (q) The Declaration of Trust permits the Trust to vary its shareholders' investment therein; and the Trust does not have a fixed pool of assets each series thereof (including the New Fund after it commences operations) is a managed portfolio of securities, and PFR has the authority to buy and sell securities for it.

         3.3 The Old Fund represents and warrants to the Trust, and the Trust represents and warrants to the Old Fund on the New Fund's behalf, as follows:

         (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to New Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), (2) the Commission's declaring effective the Trust's registration statement filed with the Commission on Form N-1A with respect to the New Fund, and (3) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

         (b) The fair market value of New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

         (c) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of New Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to the New Fund, (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Old Fund as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and
                  (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

         (d) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

         (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the New Fund and those to which the Assets are subject;

         (f) None of the compensation received by any Shareholder who is an employee of or service provider to the Old Fund will be separate consideration for, or allocable to, any of Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

         (g) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187)
                  ("Reorganization Expenses");

         (h) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(o), 3.2(j), and 3.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Old Fund at the Effective Time;

         (i) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization; and

         (j) Immediately following consummation of the Reorganization, the New Fund will hold the same assets and be subject to the same liabilities that the Old Fund held or was subject to immediately before the Reorganization; and the amount of all redemptions and distributions (other than regular, normal dividends) the Old Fund makes immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

4.       COVENANTS

         4.1 The Old Fund covenants to call a meeting of the Old Fund's shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein ("Shareholders Meeting").

         4.2 The Old Fund covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         4.3 The Old Fund covenants that it will assist the Trust in obtaining information the Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

         4.4 The Old Fund covenants that it will turn over its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to the Trust at the Closing.

         4.5 Each Fund covenants to cooperate in preparing the Registration Statement in compliance with applicable federal and state securities laws.

         4.6 The Old Fund and the Trust each covenants that it will, from time to time, as and when requested by the other party, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other party deems necessary or desirable in order to vest in, and confirm to, (a) the New Fund, title to and possession of all the Assets, and (b) the Old Fund, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         4.7 The Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

         4.8 Subject to this Agreement, the Old Fund and the Trust each covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.       CONDITIONS PRECEDENT

         The obligations of each of the Old Fund and the Trust hereunder shall be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

         5.1 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each of the Old Fund's and Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either party hereto deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

         5.2 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

         5.3 The Trust shall have received an opinion of Paul Hastings, Janofsky & Walker LLP ("Counsel") substantially to the effect that:

         (a) The Old Fund is a California corporation that is validly existing and in good standing under the laws of the State of California;

         (b)      This Agreement has been duly authorized and adopted by the Old
                  Fund;

         (c) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Old Fund Governing Documents or, to Counsel's knowledge, violate any obligation of the Old Fund under the express terms of any court order that names the Old Fund and is specifically directed to it or its property, except as set forth in such opinion;

         (d) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Old Fund of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

         (e) The Old Fund is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

         (f) To Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against the Old Fund (with respect to the Old Fund) or any of its properties or assets attributable or allocable to the Old Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

                  In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Old Fund or the Old Fund, and may
(1) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Old Fund has been duly authorized, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (5) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

         5.4 The Old Fund shall have received an opinion of Counsel substantially to the effect that:

         (a) The New Fund is a duly established series of the Trust, a statutory trust that is validly existing as a statutory trust under the laws of the State of Delaware;

         (b) This Agreement has been duly authorized and adopted by the Trust on the New Fund's behalf;

         (c) The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

         (d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Trust Governing Documents or, to Counsel's knowledge, violate any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

         (e) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust, on the New Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

         (f) The Trust is registered with the Commission as an investment company, and to the Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

         (g) To Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against the Trust (with respect to the New Fund) or any of its properties or assets attributable or allocable to the New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

         In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or the New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates.

         5.5 The Old Fund and the Trust each shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to the Trust Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

         (a) The New Fund's acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by the Old Fund's distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (b) The Old Fund will recognize no gain or loss on the transfer of the Assets to the New Fund in exchange solely for New Fund Shares and the New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

         (c) The New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for the New Fund Shares and its assumption of the Liabilities;

         (d) The New Fund's basis in each Asset will be the same as the Old Fund's basis therein immediately before the Reorganization, and the New Fund's holding period for each Asset will include the Old Fund's holding period therefor;

         (e) A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

         (f) A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

         (g) For purposes of section 381 of the Code, the New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Old Fund's taxable year, the Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Old Fund's taxable year before the Reorganization will be included in the New Fund's taxable year after the Reorganization.

         Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

         5.6 Before the Closing, the Trust's Board shall have authorized the issuance of, and the New Fund shall have issued, one New Fund Share ("Initial Shares") to PFR or an affiliate thereof in consideration of the payment of $10.00 to vote on the investment advisory agreement referred to in paragraph 5.7 and to take whatever other action it may be required to take as the New Fund's sole shareholder;

         5.7 The Trust (on behalf of and with respect to the New Fund) shall have entered into, or adopted, as appropriate, an investment advisory agreement and other agreements and plans necessary for the New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by the Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not "interested persons" (as defined in the 1940 Act) thereof and by PFR or its affiliate as the New Fund's sole shareholder; and

         5.8 At any time before the Closing, either the Old Fund or the Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.       BROKERAGE FEES AND EXPENSES

         6.1 The Old Fund and the Trust each represents and warrants to the other party that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         6.2 The Reorganization Expenses shall be borne by the Old Fund. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the New Fund's prospectus and the Old Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.       ENTIRE AGREEMENT; SURVIVAL

         Neither the Old Fund nor the Trust has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Old Fund and the Trust. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

8.       TERMINATION

         This Agreement may be terminated at any time at or before the Closing:

         8.1 By either the Old Fund or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before [____ __], 2005, or such other date as to which the Old Fund and the Trust agree; or

         8.2      By the parties' mutual agreement.

         In the event of termination under paragraphs 8.1(c) or 8.2, neither the Old Fund nor the Trust (nor their respective Board members, officers, or shareholders) shall have any liability to the other party.

9.       AMENDMENTS

         The parties may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding the Old Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

10.      SEVERABILITY

         Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

11.      MISCELLANEOUS

         11.1 This Agreement shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

         11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties hereto and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

         11.3 Notice is hereby given that this instrument is executed and delivered on behalf of the Trust's trustees solely in their capacities as trustees and not individually. The Old Fund's and Trust's obligations under this instrument are not binding on or enforceable against any of their respective Board members, officers, or shareholders or any series of the Trust other than the New Fund but are only binding on and enforceable against the applicable Fund's property. The Old fund and the Trust, on the New Fund's behalf, in asserting any rights or claims under this Agreement, shall look only to the other Fund's property in settlement of such rights or claims and not, in the case of the Trust, to the property of any other series of the Trust or to such trustees, officers, or shareholders.

         11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party hereto and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

                               CLIPPER FUND, INC.


                               By:
                                  ---------------------------------------------
                                    [Name of officer]
                                    [Title]


                               CLIPPER FUNDS TRUST, on behalf of its
                               series, Clipper Fund


                               By:
                                  ---------------------------------------------
                                    [Name of officer]
                                    [Title]

                                   APPENDIX B

                        NEW FUND INVESTMENT RESTRICTIONS
                          SIMILAR TO THOSE OF THE FUND


         Fundamental Policies

         Certain of the New Fund's fundamental investment limitations are substantially similar to those of the Fund, as shown in the following table.

------------------------------------------------------------ ---------------------------------------------------------
         Clipper Fund series of Clipper Funds Trust                              Clipper Fund, Inc.
                       (the New Fund)                                                (the Fund)
------------------------------------------------------------ ---------------------------------------------------------
The New Fund may not:                                        The Fund may not:
------------------------------------------------------------ ---------------------------------------------------------
      o  Underwrite securities of other issuers,                   o  Underwrite the securities of other
         except to the extent that the purchase of                    issuers, except that the Fund may
         permitted investments directly from the                      acquire restricted securities under
         issuer or from an underwriter for an issuer                  circumstances where, if such securities
         and the later disposition of such                            are sold, the Fund might be deemed to be
         securities in accordance with the Fund's                     an underwriter for the purposes of the
         investment program may be deemed to be an                    Securities Act of 1933, as amended.
         underwriting.
------------------------------------------------------------ ---------------------------------------------------------

      o  Purchase or sell real estate (other than                  o  Purchase or sell real estate or interests
         securities issued by companies that invest                   in real estate, except that the Fund may
         in real estate or interests therein or                       purchase marketable securities of companies
         secured by real estate or interests                          holding real estate or interests in real
         therein).                                                    estate.
------------------------------------------------------------ ---------------------------------------------------------
      o  Purchase commodities or commodity                         o  Purchase or sell commodities or commodity
         contracts.                                                   contracts, including futures contracts.
------------------------------------------------------------ ---------------------------------------------------------

         Non-Fundamental Policies

         Certain of the New Fund's non-fundamental investment restrictions are identical or substantially similar to fundamental policies of the Fund, as shown in the following table.

------------------------------------------------------------ ---------------------------------------------------------
          Clipper Fund series of Clipper Funds Trust                              Clipper Fund, Inc.
                       (the New Fund)                                                (the Fund)
------------------------------------------------------------ ---------------------------------------------------------
The New Fund may not:                                        The Fund may not:
------------------------------------------------------------ ---------------------------------------------------------
      o  Purchase securities on margin, except that                o  Purchase securities on margin, except that
         the Fund may obtain such short-term credits                  the Fund may obtain such short-term credits
         as necessary for the clearance of                            as necessary for the clearance of
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
         purchases and sales of securities.                           purchases and sales of securities.
------------------------------------------------------------ ---------------------------------------------------------
      o  Invest more than 15% of its total assets in               o  Invest in the securities of foreign
         foreign securities that are listed on a                      issuers and obligors if, as a result
         principal foreign securities exchange or                     more than 15% of the Fund's total assets
         over-the-counter market, are represented by                  would be invested in such securities.
         American Depositary Receipts listed on a
         domestic securities exchange, or are traded
         in the U.S. over-the-counter market.
------------------------------------------------------------ ---------------------------------------------------------
      o  Hold foreign currency as an investment or                 o  Invest in foreign currency or in forward
         invest in foreign currency contracts.                        foreign currency contracts.  However,
                                                                      the Fund may convert U.S. dollars into
                                                                      foreign currency in order to effect
                                                                      securities transactions on foreign
                                                                      securities exchanges.
------------------------------------------------------------ ---------------------------------------------------------
      o  Invest more than 10% of its net assets in                 o  Invest in any restricted securities,
         illiquid securities, including without                       including privately sold bonds,
         limitation securities subject to                             debentures or other debt securities or
         contractual or legal restrictions on resale                  other illiquid assets, including
         because they have not been registered under                  repurchase agreements maturing in over
         the Securities Act of 1933, as amended, and                  seven days and securities which do not
         securities such as repurchase agreements                     have readily available market quotations
         having a maturity of longer than seven                       if, as a result, more than 10% of the
         days.                                                        Fund's total assets would be invested in
                                                                      such securities.

                                                                      The Fund also has a non-fundamental
                                                                      restriction pursuant to which it may not
                                                                      invest more than 10% of its net assets in
                                                                      all forms of illiquid investments, as
                                                                      determined pursuant to applicable SEC rules
                                                                      and regulations.
------------------------------------------------------------ ---------------------------------------------------------
      o  Make investments for the purpose of                       o  Make investments for the purposes of
         exercising control or management.                            exercising control or management.
         Investments by the Fund in wholly-owned
         investment entities created under the laws
         of certain countries will not be deemed the
         making of investments for the purpose of
         exercising control or management.
------------------------------------------------------------ ---------------------------------------------------------


                               CLIPPER FUNDS TRUST
                         9601 Wilshire Blvd., Suite 800
                             Beverly Hills, CA 90210

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2005

         This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___________, 2005 ("Prospectus"), for the Annual Meeting of Shareholders of Clipper Fund, Inc. (the "Fund") to be held on _____________, 2005. Copies of the Prospectus may be obtained at no charge by calling the Fund at (800) 776-5033.

         This SAI, relating specifically to the proposed reorganization of the Fund into the newly established Clipper Fund series (the "New Fund") of Clipper Funds Trust, a newly established Delaware statutory trust, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

         1.       The Statement of Additional Information of the Fund dated May
                  1, 2005;

         2. The Statement of Additional Information of the New Fund dated ________, 2005;

         3. The Annual Report to Shareholders of the Fund for the year ended December 31, 2004.

         Pro forma financial statements are not included since the Fund is being reorganized into the New Fund, which does not have material assets or liabilities.

                                     PART C


                                OTHER INFORMATION


Item 15  Indemnification

         Article V, Section 5.2 of the Trust's Declaration of Trust, filed herein, provides that the Trust shall indemnify each of its Trustees and may indemnify each of its officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, to the fullest extent permitted by law. The Trustees shall make advance payments in connection with any indemnification under Section 5.2 to the fullest extent permitted by law.

         The Trust hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust in a manner consistent with Release No. 11330 and Release No. 7221 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, so long as the interpretation of
Section 17(h) and 17(i) of such Act remain in effect. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of an action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16  Exhibits

(1) Declaration of Trust - filed as an exhibit to Form N-1A Registration Statement of the Registrant (the "Registration Statement") on April 22, 2005 and incorporated herein by reference.

(2) By-Laws of the Trust - filed as an exhibit to Registration Statement on April 22, 2005 and incorporated herein by reference.

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization and Termination - filed herein as Exhibit (a).

(5)      See Sections 5.3, 6.8, 6.17, 6.18, 6.19, 7.2 and 7.3 and Article 8 in
         the Declaration of Trust referenced in Exhibit (1), and Section 2 of the Bylaws referenced in exhibit (2).

(6) Form of Investment Advisory Agreement between the Trust and Pacific Financial Research, Inc. - filed as an exhibit to Registration Statement on April 22, 2005 and incorporated herein by reference.

(7) Form of Distribution Agreement between the Trust and ALPS Distributors, Inc. - filed as an exhibit to Registration Statement on April 22, 2005 and incorporated herein by reference.

(8)      Not Applicable.

(9) Form of Custodian Agreement between the Trust and State Street Bank and Trust Company - filed as an exhibit to Registration Statement on April 22, 2005 and incorporated herein by reference.

(10)     Not Applicable.

(11) Form of Opinion and Consent of Counsel - to be filed as an amendment to the Registration Statement.

(12)     Form of Tax Opinion and Consent of Counsel - filed herein as Exhibit
         (b).

(13)     Not Applicable.

(14) Form of Consent of Independent Registered Public Accounting Firm - filed herein as Exhibit (c).

(15)     Not Applicable.

(16)     Powers of Attorney - filed herein as Exhibit (d).

(17)     Form of Proxy Card - filed herein as Exhibit (e).


Item 17      Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Beverly Hills, and State of California on the 2nd day of June, 2005.

                                               CLIPPER FUNDS TRUST



                                               By:   /s/ James H. Gipson
                                                     -------------------
                                                     James H. Gipson
                                                     Chairman and President



         As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.



               Signatures                                 Title                              Date
               ----------                                 -----                              ----

/s/ James H. Gipson                      President and Chairman of the             June 2, 2005
-------------------                      Board of Trustees
James H. Gipson                          (Principal Executive Officer)


/s/ Michael Kromm                        Treasurer                                 June 2, 2005
-----------------                        (Principal Accounting Officer)
Michael Kromm

/s/ F. Otis Booth, Jr.*                  Trustee                                   June 2, 2005
-----------------------
F. Otis Booth, Jr.

/s/ Lawrence P. McNamee*                 Trustee                                   June 2, 2005
------------------------
Lawrence P. McNamee

/s/ Norman B. Williamson *               Trustee                                   June 2, 2005
--------------------------
Norman B. Williamson


/s/ James H. Gipson
-------------------
*By:  James H. Gipson
Attorney-in-Fact

                                                                     Exhibit (a)


          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION


         This Agreement and Plan of Reorganization and Termination ("Agreement") is made as of [______ __], 2005, between Clipper Fund, Inc., a California corporation (the "Old Fund"), and Clipper Funds Trust, a Delaware statutory trust (the "Trust"), on behalf of Clipper Fund, a segregated portfolio of assets ("series") thereof (Each of the New Fund and Old Fund is sometimes referred to herein as a "Fund"). All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by the New Fund are made and shall be taken or undertaken by the Trust on the New Fund's behalf, and all rights and benefits created hereunder in favor of the New Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

         The Trust and the Fund each wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will involve Old Fund's changing its identity, form, and place of organization by converting from a California corporation to a series of the Trust by (1) transferring all its assets to the New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of beneficial interest ("shares") in the New Fund ("New Fund Shares") and the New Fund's assumption of all of Old Fund's liabilities, (2) distributing those shares pro rata to Old Fund's shareholders in exchange for their shares of the Old Fund ("Old Fund Shares") and in complete liquidation thereof, and (3) terminating Old Fund (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions set forth herein.

         The Fund's Board of Directors and the Trust's Board of Trustees (each, a "Board"), including a majority of its members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) thereof, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

         The rights, powers, privileges, and obligations of the New Fund Shares will be substantially similar to those of the Old Fund Shares.

         In consideration of the mutual promises contained herein, the Old Fund and the Trust agree as follows:

1.       PLAN OF REORGANIZATION AND TERMINATION

         1.1. Subject to the requisite approval of the Old Fund's shareholders and the terms and conditions herein, the Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to the New Fund. In exchange therefor, the New Fund shall

         (a) issue and deliver to the Old Fund the number of full and fractional shares equal to the number of full and fractional shares then outstanding and

         (b)      assume  all  of  the  Old  Fund's  liabilities   described  in
                  paragraph 1.3 ("Liabilities").

                  Such transactions shall take place at the Closing (as defined in paragraph 2.1).

         1.2 The Assets shall consist of all assets and property - including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on the Old Fund's books - the Old Fund owns at the Effective Time (as defined in paragraph 2.1).

         1.3 The Liabilities shall consist of all of the Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

         1.4 Immediately before the Closing, the New Fund shall redeem the Initial Shares (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), the Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a "Shareholder"), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by the Trust's transfer agent opening accounts on the New Fund's share transfer books in the Shareholders' names and transferring those New Fund Shares thereto. Pursuant to such transfer, each Shareholder's account shall be credited with the respective pro rata number of full and fractional New Fund Shares due that Shareholder. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Old Fund's share transfer books. The New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

         1.5 As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, the Old Fund shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

         1.6 Any reporting responsibility of the Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

         1.7 Any transfer taxes payable on issuance of the New Fund Shares in a name other than that of the registered holder on the Old Fund's share transfer books with respect to Old

Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.       CLOSING AND EFFECTIVE TIME

         2.1 The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Trust's offices on ___ , 2005, or at such other place and/or time as to which the Old Fund and the Trust may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof ("Effective Time").

         2.2 The Old Fund shall direct State Street Bank and Trust Company, custodian for the Old Fund ("Custodian"), to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the New Fund within two business days before or at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of the Old Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Old Fund as of the Effective Time for the New Fund's account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

         2.3 The Old Fund shall direct Boston Financial Data Services, Inc., the Old Fund's transfer agent ("Old Fund Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number of outstanding Old Fund Shares each Shareholder owned immediately before the Closing.

         2.4 The Old Fund shall deliver to the Trust at the Closing a certificate of an authorized officer of the Old Fund setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on the Old Fund's books immediately before the Closing.

         2.5 Each of the Old Fund and the Trust shall deliver to the other party at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

3.       REPRESENTATIONS AND WARRANTIES

         3.1 The Old Fund represents and warrants to the Trust, on the New Fund's behalf, as follows:

         (a) The Old Fund is a corporation operating under Articles of Incorporation, the beneficial interest under which is divided into transferable shares, organized under the laws of the State of California that is duly organized and validly existing under the laws of that state; its Articles of Incorporation ("Articles") are on file with that state's Secretary of State;

         (b) The Old Fund is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

         (c) At the Effective Time, the Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on the New Fund's behalf, will acquire good and marketable title thereto;

         (d) The Old Fund is not engaged currently, and the Old Fund's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Articles or the Old Fund's By-Laws (collectively, "Old Fund Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Old Fund is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Old Fund is a party or by which it is bound;

         (e) All material contracts and other commitments of the Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of the Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

         (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Old Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to the Trust;

         (g) The Old Fund's Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments at and for the year ended on December 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and present fairly, in all material respects, the Old Fund's financial condition as of such date in accordance with generally accepted accounting principles consistently applied ("GAAP"); and to the Old Fund's management's best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of the Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

         (h) Since December 31, 2004, there has not been any material adverse change in the Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Old Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities the Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

         (i) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Old Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (j) The Old Fund is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation, the Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time the Old Fund's Board approved the transactions contemplated by this Agreement ("Approval Time") through the Effective Time, the Old Fund will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, the Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, the Old Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying the New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and the Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

         (k)      All issued and  outstanding  Old Fund Shares  are,  and at the
                  Effective   Time  will  be,  duly  and   validly   issued  and
                  outstanding,  fully paid, and  non-assessable  by the Old

                  Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended ("1933 Act"), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the Old Fund Transfer Agent's records, as provided in paragraph 2.3; and the Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

         (l) The Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

         (m) The Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

         (n) During the five-year period ending at the Effective Time, (1) neither the Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than the New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of the Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to the Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

         (o) Not more than 25% of the value of the Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

         (p) The Old Fund's current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or on the date of the Closing do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         (q) The Registration Statement (as defined in paragraph 3.3(a)) (other than written information provided by the Trust for inclusion therein) will, on its effective date, at the
                  Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

         (r) The New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof; and

         (s) The Articles permit the Old Fund to vary its shareholders' investment therein, the Old Fund does not have a fixed pool of assets, the Old Fund is a managed portfolio of securities, and Pacific Financial Research, Inc., the Old Fund's adviser, has the authority to buy and sell securities for it.

         3.2 The Trust, on the New Fund's behalf, represents and warrants to the Old Fund as follows:

         (a) The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

         (b) The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

         (c) Before the Effective Time, the New Fund will be a duly established and designated series of the Trust;

         (d) the New Fund has not commenced operations and will not do so until after the Closing;

         (e) Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) security convertible into any New Fund Shares, or (4) any other securities issued by the New Fund, except the Initial Shares;

         (f) No consideration other than New Fund Shares (and the New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

         (g) The New Fund is not engaged currently, and the Trust's execution, delivery, and performance of this Agreement will not result in, (1) a material violation of the Trust's
                  Declaration of Trust ("Declaration of Trust") or By-Laws (collectively, "the Trust Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on the New Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on the New Fund's behalf, is a party or by which it is bound;

         (h) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and the Trust, on the New Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

         (j) The New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person with consideration other than the New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

         (k) Following the Reorganization, the New Fund (1) will continue the Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the New Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

         (l) There is no plan or intention for the New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

         (m) During the five-year period ending at the Effective Time, neither the New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

         (n) Assuming the truthfulness and correctness of the Old Fund's representation and warranty in paragraph 3.1(p), immediately after the Reorganization (1) not more than 25% of the value of the New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

         (o) The New Fund Shares to be issued and delivered to the Old Fund, for the Shareholders' account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by the Trust;

         (p) The Registration Statement (other than written information provided by the Old Fund for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

         (q) The Declaration of Trust permits the Trust to vary its shareholders' investment therein; and the Trust does not have a fixed pool of assets each series thereof (including the New Fund after it commences operations) is a managed portfolio of securities, and PFR has the authority to buy and sell securities for it.

         3.3 The Old Fund represents and warrants to the Trust, and the Trust represents and warrants to the Old Fund on the New Fund's behalf, as follows:

         (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to New Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), (2) the Commission's declaring effective the Trust's registration statement filed with the Commission on Form N-1A with respect to the New Fund, and (3) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

         (b) The fair market value of New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

         (c) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of New Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to the New Fund, (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Old Fund as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and
                  (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

         (d) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

         (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the New Fund and those to which the Assets are subject;

         (f) None of the compensation received by any Shareholder who is an employee of or service provider to the Old Fund will be separate consideration for, or allocable to, any of Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

         (g) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187)
                  ("Reorganization Expenses");

         (h) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(o), 3.2(j), and 3.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Old Fund at the Effective Time;

         (i) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization; and

         (j) Immediately following consummation of the Reorganization, the New Fund will hold the same assets and be subject to the same liabilities that the Old Fund held or was subject to immediately before the Reorganization; and the amount of all redemptions and distributions (other than regular, normal dividends) the Old Fund makes immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

4.       COVENANTS

         4.1 The Old Fund covenants to call a meeting of the Old Fund's shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein ("Shareholders Meeting").

         4.2 The Old Fund covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         4.3 The Old Fund covenants that it will assist the Trust in obtaining information the Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

         4.4 The Old Fund covenants that it will turn over its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to the Trust at the Closing.

         4.5 Each Fund covenants to cooperate in preparing the Registration Statement in compliance with applicable federal and state securities laws.

         4.6 The Old Fund and the Trust each covenants that it will, from time to time, as and when requested by the other party, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other party deems necessary or desirable in order to vest in, and confirm to, (a) the New Fund, title to and possession of all the Assets, and (b) the Old Fund, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         4.7 The Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

         4.8 Subject to this Agreement, the Old Fund and the Trust each covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.       CONDITIONS PRECEDENT

         The obligations of each of the Old Fund and the Trust hereunder shall be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

         5.1 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each of the Old Fund's and Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either party hereto deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

         5.2 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

         5.3 The Trust shall have received an opinion of Paul Hastings, Janofsky & Walker LLP ("Counsel") substantially to the effect that:

         (a) The Old Fund is a California corporation that is validly existing and in good standing under the laws of the State of California;

         (b)      This Agreement has been duly authorized and adopted by the Old
                  Fund;

         (c) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Old Fund Governing Documents or, to Counsel's knowledge, violate any obligation of the Old Fund under the express terms of any court order that names the Old Fund and is specifically directed to it or its property, except as set forth in such opinion;

         (d) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Old Fund of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

         (e) The Old Fund is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

         (f) To Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against the Old Fund (with respect to the Old Fund) or any of its properties or assets attributable or allocable to the Old Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

                  In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Old Fund or the Old Fund, and may
(1) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Old Fund has been duly authorized, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (3) limit such opinion to applicable federal and state law, (4) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (5) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

         5.4  The  Old  Fund   shall  have   received   an  opinion  of  Counsel
substantially to the effect that:

         (a) The New Fund is a duly established series of the Trust, a statutory trust that is validly existing as a statutory trust under the laws of the State of Delaware;

         (b) This Agreement has been duly authorized and adopted by the Trust on the New Fund's behalf;

         (c) The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

         (d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Trust Governing Documents or, to Counsel's knowledge, violate any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

         (e) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust, on the New Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

         (f) The Trust is registered with the Commission as an investment company, and to the Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

         (g) To Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against the Trust (with respect to the New Fund) or any of its properties or assets attributable or allocable to the New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

         In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or the New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates.

         5.5 The Old Fund and the Trust each shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to the Trust Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

         (a) The New Fund's acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by the Old Fund's distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (b) The Old Fund will recognize no gain or loss on the transfer of the Assets to the New Fund in exchange solely for New Fund Shares and the New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

         (c) The New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for the New Fund Shares and its assumption of the Liabilities;

         (d) The New Fund's basis in each Asset will be the same as the Old Fund's basis therein immediately before the Reorganization, and the New Fund's holding period for each Asset will include the Old Fund's holding period therefor;

         (e) A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

         (f) A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

         (g) For purposes of section 381 of the Code, the New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Old Fund's taxable year, the Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Old Fund's taxable year before the Reorganization will be included in the New Fund's taxable year after the Reorganization.

         Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

         5.6 Before the Closing, the Trust's Board shall have authorized the issuance of, and the New Fund shall have issued, one New Fund Share ("Initial Shares") to PFR or an affiliate thereof in consideration of the payment of $10.00 to vote on the investment advisory agreement referred to in paragraph 5.7 and to take whatever other action it may be required to take as the New Fund's sole shareholder;

         5.7 The Trust (on behalf of and with respect to the New Fund) shall have entered into, or adopted, as appropriate, an investment advisory agreement and other agreements and plans necessary for the New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by the Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not "interested persons" (as defined in the 1940 Act) thereof and by PFR or its affiliate as the New Fund's sole shareholder; and

         5.8 At any time before the Closing, either the Old Fund or the Trust may waive any of the foregoing conditions (except those set forth in paragraphs
5.1 and 5.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.       BROKERAGE FEES AND EXPENSES

         6.1. The Old Fund and the Trust each represents and warrants to the other party that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         6.2. The Reorganization Expenses shall be borne by the Old Fund. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the New Fund's prospectus and the Old Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.       ENTIRE AGREEMENT; SURVIVAL

         Neither the Old Fund nor the Trust has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Old Fund and the Trust. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

8.       TERMINATION

         This Agreement may be terminated at any time at or before the Closing:

         8.1 By either the Old Fund or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before [____ __], 2005, or such other date as to which the Old Fund and the Trust agree; or

         8.2      By the parties' mutual agreement.

         In the event of termination under paragraphs 8.1(c) or 8.2, neither the Old Fund nor the Trust (nor their respective Board members, officers, or shareholders) shall have any liability to the other party.

9.       AMENDMENTS

         The parties may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding the Old Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

10.      SEVERABILITY

         Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

11.      MISCELLANEOUS

         11.1 This Agreement shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

         11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties hereto and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

         11.3 Notice is hereby given that this instrument is executed and delivered on behalf of the Trust's trustees solely in their capacities as trustees and not individually. The Old Fund's and Trust's obligations under this instrument are not binding on or enforceable against any of their respective Board members, officers, or shareholders or any series of the Trust other than the New Fund but are only binding on and enforceable against the applicable Fund's property. The Old fund and the Trust, on the New Fund's behalf, in asserting any rights or claims under this Agreement, shall look only to the other Fund's property in settlement of such rights or claims and not, in the case of the Trust, to the property of any other series of the Trust or to such trustees, officers, or shareholders.

         11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party hereto and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                     CLIPPER FUND, INC.


                                     By:
                                        ----------------------------------------
                                         [Name of officer]
                                         [Title]


                                     CLIPPER FUNDS TRUST, on behalf of its
                                     series, Clipper Fund


                                     By:
                                        ----------------------------------------
                                         [Name of officer]
                                         [Title]

                                                                     Exhibit (b)


June __, 2005                                                        27220.00005


Clipper Fund, Inc.
9601 Wilshire Boulevard, Suite 800
Beverly Hills, California  90210

Clipper Fund
Clipper Funds Trust
9601 Wilshire Boulevard, Suite 800
Beverly Hills, California  90210

Re:    Reorganization of Clipper Fund, Inc.


Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with the reorganization by and between Clipper Fund, Inc. (the "Old Fund"), and Clipper Fund (the "New Fund"), a series fund of Clipper Funds Trust, a Delaware statutory trust (the "Trust"). This opinion is rendered in connection with the transactions described in the Agreement and Plan of Reorganization dated as of ________ __, 2005 (the "Reorganization Agreement"), executed by the Old Fund and by the Trust for itself and on behalf of the New Fund, and adopts the applicable defined terms therein.

This letter and the opinion expressed herein are for delivery to the Old Fund, the Trust and the New Fund and may be relied upon only by the Old Fund, the Trust, the New Fund and their shareholders. This opinion also may be disclosed by the Old Fund, the Trust, the New Fund or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting the Old Fund, the Trust, the New Fund or any of their shareholders or in connection with any judicial proceeding relating to the federal tax liability of the Old Fund, the Trust, the New Fund or any of their shareholders.

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

The Old Fund was duly created pursuant to its Articles of Incorporation dated _____ __, ____, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of California.

Clipper Fund, Inc.
_________ __, 2005
Page 2


The Old Fund is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act. Each outstanding share of the Old Fund is fully transferable and has full voting rights.

The Trust was duly created pursuant to its Agreement and Declaration of Trust dated _______ __, ____, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. The Trust is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

The New Fund is a series fund of the Trust duly established under the laws of the State of Delaware and is validly existing under the laws of that State. The New Fund has an authorized capital of an unlimited number of shares and each outstanding share of the New Fund is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transaction (the "Transaction") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

         (a) On the date of the closing (the "Closing Date"), the Old Fund will transfer substantially all of its assets to the New Fund. Solely in exchange therefor, the New Fund will assume all of the liabilities of the Old Fund and deliver to the Old Fund a number of voting shares of the New Fund that represents all of the aggregate voting shares of the New Fund.

         (b) The Old Fund will then liquidate and distribute all of the shares of the corresponding New Fund to the shareholders of the Old Fund in proportion to their respective interests in the Old Fund in exchange for their shares in the Old Fund.

         (c) The Old Fund will then wind up and dissolve as soon as practicable thereafter, and its legal existence will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

         (1)      the Reorganization Agreement; and

         (2) the other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

In addition, for purposes of rendering the opinion set forth below, relied upon the following representations by the New Fund and the Old Fund, as applicable:

Clipper Fund, Inc.
_________ __, 2005
Page 3


         (A) In the normal course of business, the Old Fund prior to the Transaction, and the New Fund following the Transaction, are likely to: (i) redeem shares or beneficial interests; (ii) issue shares or beneficial interests; and (iii) buy or sell assets depending on market conditions and changes in the number of shares outstanding. None of such changes, if any, in outstanding shares or beneficial interests or in assets held will be related to the Transaction. Any such change in assets or in shares or beneficial interests outstanding will be motivated by reasons separate and independent from the reasons motivating the Transaction.

         (B) There is no plan or intention by the New Fund or any person related to the New Fund, as defined in Section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of the New Fund issued in a Transaction either directly or through any transaction, agreement or arrangement with any other person; provided, however, that certain redemptions will occur in the ordinary course of the New Fund's business as an open-end investment company, as required by Section 22(e) of the 1940 Act. For this purpose, Section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related (i) if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (x) stock with at least eighty percent (80%) of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (y) the common parent owns directly stock with at least eighty percent (80%) of the voting power and value of at least one of the corporations in the chain for consolidated return purposes) or (ii) if one corporation owns stock possessing at least fifty percent (50%) or more of the voting power or value of the other corporation.

         (C) During the five-year period ending on the date of the Transaction, neither the Old Fund nor any person related to the Old Fund, as defined in
Section 1.368-1(e)(3) of the Treasury Regulations, will have directly or through any transaction, agreement or arrangement with any other person, (i) acquired shares of the Old Fund with consideration other than shares of the New Fund or the Old Fund, or (ii) redeemed or made distributions with respect to the shares of the Old Fund; provided, however, that certain acquisitions and redemptions have occurred in the ordinary course of the Old Fund's business as an open-end investment company as required by Section 22(e) of the 1940 Act and were made in the ordinary course of the Old Fund's business as a qualified regulated investment company.

         (D) The fair market value of the shares received by each shareholder of the Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the applicable Transaction. No shareholder of an Old Fund will receive consideration other than shares of the corresponding New Fund.

Clipper Fund, Inc.
_________ __, 2005
Page 4


         (E) To the best knowledge of the Old Fund, there is no plan or intention on the part of the shareholders of the Old Fund to sell, exchange or otherwise dispose of any of the shares received in the applicable Transaction, except for the sales, exchanges or dispositions to be made in the ordinary course of the New Fund's business as a regulated investment company.

         (F) Immediately following the Transaction, the shareholders of the Old Fund will own all of the shares of the New Fund and will own such shares solely by reason of their ownership of shares of the Old Fund immediately prior to the Transaction.

         (G) The New Fund has no plan or intention to issue additional shares of its stock following the Transaction, except in connection with its legal obligations under the 1940 Act or in the ordinary course of the New Fund's business as a qualified regulated investment company.

         (H) Immediately following the Transaction, the New Fund will possess the same assets and liabilities (other than assets used to pay the expenses of the Transaction) as those possessed by the Old Fund immediately prior to the Transaction. Assets used to pay the expenses of the Transaction and all redemptions and distributions (except for regular, normal redemptions made, and dividends paid, by the Old Fund pursuant to its legal obligations under the 1940
Act) made by the Old Fund immediately prior to the applicable Transaction, will, in the aggregate, constitute less than one percent (1%) of the net assets of the Old Fund.

         (I) At the time of the Transaction, the Old Fund will not have any outstanding warrants, options, convertibles securities or any other type of right pursuant to which any person could acquire stock in the Old Fund.

         (J) The New Fund has no plan or intention to reacquire any shares issued in the Transaction except in connection with its legal obligations under the 1940 Act.

         (K) The New Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Old Fund acquired in the Transaction, except for dispositions made in the ordinary course of its business as a regulated investment company.

         (L) The liabilities of the Old Fund assumed by the New Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by the Old Fund in the ordinary course of its business and are associated with the assets transferred.

         (M) The Old Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

Clipper Fund, Inc.
_________ __, 2005
Page 5


         (N) The investment advisors to the Old Fund and the New Fund will pay or assume only those expenses of the Old Fund and the New Fund that are solely and directly related to the Transaction in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the Old Fund and the New Fund will pay their respective expenses, if any, incurred in connection with the Transaction.

         (O) During the period from its inception until the Transaction, the New Fund will have never had an operating business.

         (P) The purpose and effect of the Transaction is to change the form of organization of the Old Fund to a series of the Trust. As set forth in the Reorganization Agreement, it is anticipated that the Transaction will provide long-term benefits to the shareholders of the Old Fund.

         (Q) Following the Transaction, the New Fund will continue the historic business of the Old Fund (and maintain the investment objectives of the Old
Fund), or use a significant portion of the Old Fund's historic business assets in a business.

         (R) The Old Fund (i) has elected to be taxed as a regulated investment company under Code Section 851, (ii) meets the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F), (iii) has filed in each taxable year of its existence an IRS Form 1120-RIC tax return as a regulated investment company under the Code and (iv) for all of its taxable periods, to the best of its knowledge, has qualified for the special tax treatment afforded regulated investment companies under the Code.

         (S) After the Transaction, the New Fund intends to elect to be taxed as a regulated investment company under Code Section 851 and to meet the requirements of a regulated investment company within the meaning of Code
Section 368(a)(2)(F).

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transaction will take place in accordance with the terms of the Reorganization Agreement, and further provided that the Old Fund distributes the shares of the New Fund received in the Transaction as soon as practicable, we are of the opinion that:

Clipper Fund, Inc.
_________ __, 2005
Page 6


         (a) The transfer of all of the Old Fund's assets to the New Fund in exchange for all of the outstanding shares of the New Fund (the "New Shares") and the assumption of the Old Fund's liabilities, and the distribution of the New Shares to the Old Fund shareholders in liquidation of the Old Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of Code
Section 368(a)(1)(F);

         (b) The Old Fund and the New Fund will be a party to the Reorganization for the Transaction within the meaning of Code Section 368(b);

         (c) No gain or loss will be recognized by the New Fund upon the receipt of the assets of the Old Fund solely in exchange for the New Shares and the assumption by the New Fund of the Old Fund's liabilities;

         (d) No gain or loss will be recognized by the Old Fund upon the transfer of its assets to the New Fund in exchange for the New Shares and the assumption by the New Fund of the Old Fund's liabilities;

         (e) No gain or loss will be recognized by the Old Fund upon the distribution of the New Shares to its shareholders;

         (f) No gain or loss will be recognized by any shareholders of the Old Fund upon the exchange of their shares of the Old Fund or the receipt of New Shares;

         (g) The adjusted tax basis of the New Shares received by each shareholder of the Old Fund pursuant to the Reorganization will be the same as the adjusted tax basis of the shares of the Old Fund held by that shareholder immediately prior to the Reorganization;

         (h) The adjusted tax bases of the assets of the Old Fund acquired by the New Fund will be the same as the adjusted tax bases of the assets to the Old Fund immediately prior to the Reorganization;

         (i) The holding period of the New Shares to be received by each shareholder of an Old Fund will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that the Old Fund shares were held as capital assets on the date of the exchange;

         (j) The holding period of the assets of the Old Fund acquired by the New Fund will include the period during which those assets were held by the Old Fund; and

Clipper Fund, Inc.
_________ __, 2005
Page 7


         (k) The New Fund will succeed to and take into account those tax attributes of the Old Fund that are described in Code Section 381(c).

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transaction described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,





PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Exhibit (c)


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
            --------------------------------------------------------


We hereby consent to the incorporation by reference in this Prospectus/Proxy Statement on Form N-14 of our report dated January 26, 2005, relating to the financial statements and financial highlights which appears in the December 31, 2004 Annual Report to Shareholders of Clipper FundSM, Inc., which is also incorporated by reference into the Prospectus/Proxy Statement. We also consent to the references to us under the headings "Experts" and "Representations and Warranties" in such Registration Statement.


PricewaterhouseCoopers LLP

Los Angeles, California
June XX, 2005

                                                                     Exhibit (d)


                               CLIPPER FUNDS TRUST

                                POWER OF ATTORNEY
                                       FOR
                       SECURITIES AND EXCHANGE COMMISSION
                               AND RELATED FILINGS

                        --------------------------------

         Each of the undersigned Trustees of CLIPPER FUNDS TRUST (the "Trust") hereby appoints JAMES H. GIPSON and MICHAEL KROMM (with full power to each of them to act alone), his attorney-in-fact and agent, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-1A and N-14 under the Investment Company Act of 1940, as amended, under the Securities Act of 1933, as amended, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the Registration Statement and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders rulings or filings of proxy materials. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

         Each undersigned Trustee hereby executes this Power of Attorney as of this 5th day of May, 2005.




/s/ F. Otis Booth, Jr.
----------------------------
F. Otis Booth, Jr.
Trustee



/s/ Lawrence P. McNamee
----------------------------
Lawrence P. McNamee
Trustee



/s/ Norman B. Williamson
----------------------------
Norman B. Williamson
Trustee

                                                                     Exhibit (e)


                               [CLIPPER FUND LOGO]

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.


You can vote your proxy on the PHONE or the INTERNET 24 hours a day.

1. Read your proxy statement and have it at hand.

2. Call toll-free _______________ or log on to: www._____________.com.

3. Follow the recorded or on-screen directions.

4. Do NOT mail your Proxy Card if you vote by phone or internet.

To vote by mail, please date and sign this proxy below and either return it in the enclosed envelope to: _________________________________________ or fax both sides to __________________. This proxy will not be voted unless it is dated and signed exactly as instructed on this card.



                  Please detach at perforation before mailing.

                               [CLIPPER FUND LOGO]

                               CLIPPER FUND, INC.
                                   PROXY CARD

                  PROXY FOR THE ANNUAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON _______, 2005
          This Proxy is solicited on behalf of the Board of Directors.

This proxy shall be voted on the proposal described in the accompanying proxy statement as specified below. By signing below, I (we) appoint as proxies ________, __________, and _________, and each of them, as attorneys, with full power of substitution to vote for the undersigned all shares of common stock I
(we) own in Clipper Fund, Inc. (the "Fund"). The authority I am (we are) granting applies to the above-referenced meeting and any adjournments of that meeting, with all the power I (we) would have if personally present. The shares represented by this proxy shall be deemed to grant authority to vote FOR all proposals relating to the Fund.


                   VOTE VIA THE INTERNET: www.____________.com

                       VOTE BY TELEPHONE: _______________


Note: If shares are held by an individual, sign your name exactly as it appears on this card. If shares are held jointly, either party may sign, but the name of the party signing should conform exactly to the name shown on this proxy card. If shares are held by a corporation, partnership or similar account, the name and the capacity of the individual signing the proxy card should be indicated - for example: "ABC Corp., John Doe, Treasurer."



                    -----------------------------------------
                                    Signature


                    -----------------------------------------
                           Signature (if held jointly)


                    -----------------------------------------
                                      Date


                            Please see reverse side.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT.



                Please, sign, date and return your proxy today.



                  Please detach at perforation before mailing.




Please indicate your vote by marking the appropriate box.

PLEASE MARK VOTES AS IN THIS EXAMPLE: /X/


1. To approve the Agreement and Plan of Reorganization and Termination whereby Clipper Fund, Inc. will be reorganized into the Clipper Fund series of Clipper Funds Trust, a Delaware statutory trust.

                     FOR  ___        AGAINST  ___      ABSTAIN  ___





            IMPORTANT: PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY.